  As filed with the Securities and Exchange Commission on April 22, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933
                                                                [_]

            File No. 2-70520

            Pre-Effective Amendment No.                         [_]
                                       --

                                                               [X]^
            Post-Effective Amendment No. 19
                                        --

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940
                                                                [_]

            File No. 811-3134

                                                               [X]^
            Amendment No. 19
                           --

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 333 West Wacker Drive, Chicago, Illinois 60606
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 917-7700

       Gifford R. Zimmerman, Esq.-Vice President and Assistant Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

   Immediately upon filing pursuant to paragraph (b)
                                         on (date) pursuant to paragraph
[_]                                 [_]  (a)(1)

   on April 28, 1998 pursuant to paragraph (b)
[X]                                      75 days after filing pursuant to par-
                                    [_]  agraph (a)(2)


   60 days after filing pursuant to paragraph (a)(1)
[_]                                      on (date) pursuant to paragraph
                                    [_]  (a)(2) of Rule 485.

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES. REGISTRANT INTENDS TO FILE A RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 1998, ON OR ABOUT MAY 29, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                                    CONTENTS

                                       OF

                      POST-EFFECTIVE AMENDMENT NO. 19

                                       TO

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                                FILE NO. 2-70520

                                      AND

                             AMENDMENT NO. 19

                                       TO

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-3134

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A--The Prospectus (including the Annual Report to Shareholders)

                 Part B--The Statement of Additional Information

                 Part C--Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                               -----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

ITEM IN PART A
OF FORM
N-1A                     PROSPECTUS LOCATION
--------------           -------------------
  1..................... Cover Page
  2(a).................. Fund Expenses
   (b).................. Highlights
   (c).................. Highlights
  3(a).................. Financial Highlights
   (b).................. Not applicable
   (c).................. Yield
   (d).................. Not applicable
  4(a).................. General Information; The Fund and Its Investment
                         Objective; Investment Policies
   (b).................. Investment Policies
   (c).................. Investment Policies
  5(a).................. Management of the Fund
   (b).................. Management of the Fund
   (c).................. Not applicable
   (d).................. General Information--Custodian, Shareholder Services Agent
                         and Transfer Agent; Management of the Fund
   (e).................. General Information--Custodian, Shareholder Services Agent
                         and Transfer Agent
   (f).................. Not applicable
   (g).................. Not applicable
  5A.................... Not applicable
  6(a).................. General Information--Capital Stock
   (b).................. Not applicable
   (c).................. Not applicable
   (d).................. Not applicable
   (e).................. General Information--Investor Inquiries
   (f).................. Dividends
   (g).................. Taxes
   (h).................. Not applicable
  7(a).................. Management of the Fund
   (b).................. Net Asset Value; How to Buy Fund Shares
   (c).................. Not applicable
   (d).................. How to Buy Fund Shares
   (e).................. Not applicable
   (f).................. Not applicable
  8(a).................. How to Redeem Fund Shares
   (b).................. How to Redeem Fund Shares
   (c).................. How to Redeem Fund Shares
   (d).................. How to Redeem Fund Shares
  9..................... Not applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

ITEM IN PART B
OF FORM                                     LOCATION IN STATEMENT
N-1A                                      OF ADDITIONAL INFORMATION
--------------                            -------------------------
 10..................... Cover Page
 11..................... Cover Page
 12..................... Not applicable
 13..................... Fundamental Policies and Investment Portfolio
 14(a).................. Management
   (b).................. Management
   (c).................. Not applicable
 15(a).................. Not applicable
   (b).................. Management
   (c).................. Management
 16(a).................. Investment Adviser and Investment Management
                         Agreement; Management
   (b).................. Investment Adviser and Investment Management Agreement; see
                         also "Management of the Fund" in the Prospectus
   (c).................. Not applicable
   (d).................. Not applicable
   (e).................. Not applicable
   (f).................. Not applicable
   (g).................. Not applicable
   (h).................. Independent Public Accountants and Custodian
   (i).................. Not applicable
 17(a).................. Portfolio Transactions
   (b).................. Not applicable
   (c).................. Portfolio Transactions
   (d).................. Not applicable
   (e).................. Not applicable
 18(a).................. See "General Information--Capital Stock" and "How to Redeem
                         Fund Shares" in the Prospectus
   (b).................. Not applicable
 19(a).................. See "How to Buy Fund Shares" in the Prospectus
   (b).................. Net Asset Value; Amortized Cost Valuation; Financial
                         Statements--Statement of Net Assets; see also "Net
                         Asset Value" in the Prospectus
   (c).................. See "How to Redeem Fund Shares--Redemption in Kind"
                         in the Prospectus
 20..................... Tax Matters
 21(a).................. See "How to Buy Fund Shares" in the Prospectus; Principal
                         Underwriter and Distributor
   (b).................. Not applicable
   (c).................. Not applicable
 22(a).................. Yield Information
   (b).................. Not applicable
 23..................... See Prospectus; Portfolio of Investments; Statement of Net
                         Assets; Statement of Operations; Statement of Changes in Net
                         Assets; Report of Independent Public Accountants

                               PART A--PROSPECTUS

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN
Money Market
Funds

Prospectus/Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

Tax-Exempt

 Contents

1   Dear Shareholder

3   Prospectus

5   Fund Expenses

5   Highlights

7   Financial Highlights

8   Yield

8   The Fund and its Investment Objective

8   Investment Policies

13  Management of the Fund

14  Net Asset Value

14  Dividends

15  Suitability

15  How to Buy Fund Shares

16  Other Shareholder Programs

17  How to Redeem Fund Shares

19  Taxes

21  General Information

22  Annual Report Financial Section

23  Portfolio of Investments

28  Statement of Net Assets

29  Statement of Operations

30  Statement of Changes in Net Assets

31  Notes to Financial Statements

33  Financial Highlights

34  Report of Independent
    Public Accountants

36  Building Better Portfolios

37  Fund Information

[Photo of Timothy R. Schwertfeger appears here]

Timothy R. Schwertfeger
Chairman of the Board



Wealth takes

a lifetime

to build.

Once achieved,

it should be

preserved.




Dear Shareholder




It is a pleasure to report to you on the performance of the Nuveen Tax-Exempt Money Market Fund, Inc. for the year ended February 28, 1998, and to send you an updated prospectus. Inside this report you will find the fund's financial information, including the portfolio of investments, statement of net assets and financial highlights, located after the prospectus.

During the 12-month period the fund continued to achieve its goal of delivering attractive tax-free income from a portfolio of quality short-term municipal securities. As of the end of February, investors were receiving an annual tax-free yield of 3.11%, equivalent to a taxable yield of 4.51% for investors in the 31% federal income tax bracket.

MARKET REVIEW

Over the past two years, many financial markets have been unusually strong. Short-term rates trended higher early in 1997 on expectations that the Federal Reserve Board would take steps to tighten monetary policy and slow the pace of economic growth. In March, the Fed raised its target rate for the federal funds rate by 25 basis points, but then took no further action. Short-term securities reversed course and yields trended downward for the remainder of the fund's fiscal year. Still, falling commodity prices kept producer prices in check, while low import prices - due in part to the weakness in Asian markets - limited U.S. companies' ability to raise consumer prices. This combination has kept inflation subdued and the Federal Reserve "on hold."

PORTFOLIO ADJUSTMENTS

During the third quarter of 1997, many short-term buyers seemed reluctant to extend their average maturities, expecting the Federal Reserve to raise rates. We were able to take advantage of this temporary demand shortage dur-

------
1

"It's still uncer-

tain whether the

Fed will deem

it necessary to

raise short-term

rates, and if

they hold the

line, money

market rates

should remain

relatively stable

in 1998."


ing the quarter's large new issue period and the fund was able to buy tax-exempt notes at historically cheap levels. As a result, the fund's average maturity during the third quarter of 1997 increased somewhat.

Beginning in the fourth quarter of 1997, many Asian countries experienced economic problems and severe currency devaluations. We continue to watch the Asian situation - and Japanese banks in particular - for any additional credit erosions and possible rating changes. During this time, the Nuveen Money Market Funds, working with Nuveen Research, continued to closely monitor those issues in the portfolios that were additionally secured by letters of credit from Japanese banks. As a result, while many other money market funds were eliminating all Japanese-bank let-ters of credit, the fund maintained its current positions based on our credit analysis.

SHORT-TERM OUTLOOK

Looking forward, it's likely that upward pressure on wages may ultimately push inflation up a bit. It's still uncertain whether the Fed will deem it necessary to raise short-term rates, and if they hold the line, money market rates should remain relatively stable in 1998.

On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 13, 1998


------
2

              Nuveen Tax-Exempt
              Money Market Fund, Inc.
              Prospectus
              April 28, 1998


              Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is an open-end, diversified management investment company with the objective of providing as high a level of current interest income exempt from federal income taxes as is consistent, in the view of Fund management, with stability of principal and maintenance of liquidity through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations. The Fund will value its portfolio securities at amortized cost and seek to maintain a net asset value of $1.00 per share.

              The Fund is designed as a convenient investment vehicle for institutional investors with temporary cash balances such as trust departments, trust companies, and banks acting as agent, adviser, or custodian. It is equally appropriate for the investment of short-term funds held or managed by corporations, insurance companies, investment counselors, law firms, broker-dealers and individuals.

              This Prospectus, which should be retained for future reference, sets forth concisely the information about the Fund that a prospective investor ought to know before investing. A "Statement of Additional Information" dated April 28, 1998, containing further information about the Fund, has been filed with the Securities and Exchange Commission, is incorporated by reference into this Prospectus, and may be obtained without charge from John Nuveen & Co. Incorporated by calling (800) 858-4084.

              An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

              Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

              THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              John Nuveen & Co. Incorporated
              For information, call toll-free (800) 858-4084

                        Prospectus
                        ----------

                        5   Fund Expenses

                        5   Highlights

                        7   Financial Highlights

                        8   Yield

                        8   The Fund and its Investment Objective

                        8   Investment Policies

                        13  Management of the Fund

                        14  Net Asset Value

                        14  Dividends

                        15  Suitability

                        15  How to Buy Fund Shares

                        16  Other Shareholder Programs

                        17  How to Redeem Fund Shares

                        19  Taxes

                        21  General Information

              Fund Expenses

              The following tables illustrate all expenses and fees that a shareholder of the Fund will incur. The expenses and fees shown are for the fiscal year ended February 28, 1998.

              Shareholder transaction expenses
              ------------------------------------------------------------------
              Sales load imposed on purchases                              None
              Sales load imposed on reinvested dividends                   None
              Redemption fees                                              None
              Exchange fees                                                None
              ------------------------------------------------------------------

              Annual operating expenses (as a percentage of average daily net assets)
              ------------------------------------------------------------------
              Management fees                                          .40%
              12b-1 fees                                               None
              Other operating expenses                                 .04%
              Total expenses                                           .44%

              The purpose of the foregoing tables is to help the investor understand all expenses and fees that an investor in the Fund will bear directly or indirectly. As discussed under "Management of the Fund," the management fee is reduced or Nuveen Advisory Corp. ("Nuveen Advisory") assumes certain expenses so as to prevent the total expenses of the Fund in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund.

              The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind.

              1 Year          3 Years           5 Years                 10 Years
              ------------------------------------------------------------------
                  $5              $14               $25                      $55
              ------------------------------------------------------------------


              This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. This example assumes that the percentage amounts listed under Annual Operating Expenses remain the same in each of the periods.

              Highlights

              Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is an open-end, diversified management investment company with the objective of providing, through investment in a professionally managed portfolio of high quality short-term Municipal Obligations, as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund values its portfolio at amortized cost and seeks to maintain a net asset value of $1.00 per share. There is no guarantee that this value will be maintained. See "Net Asset Value" on page 14 and "The Fund and Its Investment Objective" on page 8.

              The Fund intends to qualify, as it has in prior years, for tax treatment as a regulated investment company and to satisfy conditions that will enable interest income which is exempt from federal income tax in the hands of the Fund to retain such tax-exempt status when distributed to the shareholders of the Fund. Dividends may not be exempt from state or local income taxes. See "Taxes" on page 19.

              How to Buy Fund Shares

              Fund shares may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business ("business days") at the net asset value next determined after an order is received together with payment in federal funds. The minimum initial investment is $25,000. Subsequent investments for the account of the shareholder must be in amounts of $500 or more. See "How to Buy Fund Shares" on page 15.

              How to Redeem Fund Shares

              Shareholders may redeem shares at net asset value next computed after receipt of a redemption request in proper form on any business day. There is no redemption fee. See "How to Redeem Fund Shares" on page 17.

              Dividends

              The Fund declares dividends daily from its accumulated net income and distributes the dividends monthly in the form of additional shares or, at the option of the investor, in cash. See "Dividends" on page 14.

              Investment Adviser and Principal Underwriter

              John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter of the Fund. Nuveen Advisory Corp. ("Nuveen Advisory"), a wholly-owned subsidiary of Nuveen, acts as the Fund's investment adviser and receives an annual fee of .4 of 1% of the average daily net asset value of the Fund. The management fee is reduced to .375 of 1%, .350 of 1% and .325 of 1% of the average daily net asset value over $500,000,000, $1,000,000,000, and $2,000,000,000, respectively. See "Management of the Fund" on page 13.

              Investments

              The Fund invests primarily in municipal money market instruments. The Fund may from time to time invest a portion of its assets in debt obligations which are not rated, and variable rate or floating rate obligations. Each of these investments and practices involves certain risk factors. Investors are urged to read the descriptions set forth in this Prospectus of these investments and practices. See "Investment Policies" on page 8.

              The information set forth above should be read in conjunction with the detailed information set forth elsewhere in this Prospectus.

              Financial Highlights


              The following financial information has been derived from the Fund's financial statements which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, and should be read in conjunction with the financial statements and related notes, appearing at the back of this Prospectus.

              Selected data for a share outstanding throughout each period is as follows:

                          Operating performance     Less distributions                              Ratios/Supplemental data
                          ---------------------- ------------------------                    --------------------------------------
                                             Net
                                        realized                                                                              Ratio
                      Net                    and  Dividends                   Net      Total                                 of net
                    asset             unrealized  from tax-                 asset     return                   Ratio of  investment
                    value        Net gain (loss) exempt net Distributions   value     on net     Net assets    expenses   income to
Year ended      beginning investment        from investment  from capital  end of      asset  end of period  to average     average
February 28/29, of period     income investments     income         gains  period  value (a) (in thousands)  net assets  net assets
------------------------------------------------------------------------------------------------------------------------------------
   1998             $1.00       $.03        $ --      $(.03)         $ --   $1.00       3.27%    $  473,502         .44%       3.26%
   1997              1.00        .03          --       (.03)           --    1.00       3.11        515,403         .44        3.10
   1996              1.00        .03          --       (.03)           --    1.00       3.42        610,053         .44        3.43
   1995              1.00        .03          --       (.03)           --    1.00       2.69        759,244         .44        2.65
   1994              1.00        .02          --       (.02)           --    1.00       2.04        975,833         .42        2.04
   1993              1.00        .03          --       (.03)           --    1.00       2.57      1,597,014         .40        2.58
   1992 (b)          1.00        .02          --       (.02)           --    1.00       1.56      2,332,021         .39*       3.71*
   1991 (c)          1.00        .05          --       (.05)           --    1.00       4.85      1,927,583         .38        4.81
   1990 (c)          1.00        .06          --       (.06)           --    1.00       5.75      1,800,966         .40        5.74
   1989 (c)          1.00        .06          --       (.06)           --    1.00       6.00      1,756,725         .39        6.02
====================================================================================================================================

              *  Annualized.

              (a) Total returns are calculated on net asset value and are not annualized.

              (b) For the five months ended February 29.

              (c) For the fiscal year ended September 30.

              Yield

              From time to time the Fund may advertise its "yield," "effective yield" and "taxable equivalent yield." The "yield" of the Fund is based on the income generated by an investment in the Fund over a seven day period. The income is then annualized, i.e. the amount of the income generated by the investment during that week is assumed to be generated each week over a 52-week period and is expressed as a percentage of the investment. "Effective yield" is calculated similarly except that, when annualized, the income earned by the investment is assumed to be reinvested. Due to this compounding effect, the effective yield will be slightly higher than the yield. "Taxable equivalent yield" is the yield that a taxable investment would need to generate in order to equal the Fund's yield on an after-tax basis for an investor in a stated tax bracket (normally assumed to be the bracket with the highest marginal tax rate). A taxable equivalent yield quotation will be higher than the yield or the effective yield quotations. Additional information concerning the Fund's performance figures appears in the Statement of Additional Information.

              Based on the seven-day period ended February 28, 1998, the Fund's yield, effective yield and taxable equivalent yield (using the maximum federal income tax rate of 39.6%) were 3.11%, 3.16% and 5.15%, respectively.

              This Prospectus may be in use for a full year and it can be expected that during this period there will be material fluctuations in yield from that quoted above. For information as to current yields, please call Nuveen at (800) 858-4084.

              The Fund and Its Investment Objective

              The Fund is an open-end, diversified management investment company which has the objective of providing, through investment in a professionally managed portfolio of high quality short-term Municipal Obligations (described below), as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund's investment objective is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the shares. The Fund values its portfolio securities at amortized cost and seeks to maintain a constant net asset value of $1.00 per share. There is risk in all investments and, therefore, there can be no assurance that the Fund's objective will be achieved.

              Investment Policies

              In General

              The Fund's investment portfolio will consist primarily of short-term Municipal Obligations which at the time of purchase are eligible for purchase by money market funds under applicable guidelines of the Securities and Exchange Commission ("SEC"), and are: (1) bonds rated within the two highest long-term grades by Moody's Investor Service Inc. ("Moody's")--Aaa or Aa, or by Standard & Poor's Corporation ("S&P")--AAA or AA respectively, or, in the case of municipal notes, rated MIG-1 or VMIG-1 by Moody's or SP-1 by S&P, or, in the case of municipal commercial paper, rated Prime-1 by Moody's or A-1 by S&P; (2) unrated obligations which, in the opinion of Nuveen Advisory, have credit characteristics at least equivalent to obligations rated Aa, MIG-1, VMIG-1 or Prime-1 by Moody's, or AA, SP-1 or A-1 by S&P; or
              (3) obligations exempt from federal income tax which at the time of purchase are backed by the full faith and credit of the U.S. Government as to payment of principal and interest.

              The investment portfolio of the Fund will be limited to obligations maturing within 397 days from the date of acquisition or that have variable or floating rates of interest (such rates vary with changes in specified market rates or indices such as a bank prime rate or tax-exempt money market index). The Fund may invest in such variable and floating rate instruments even if they carry stated maturities in excess of 397 days, provided that
              (1) certain conditions contained in rules issued by the SEC under the Investment Company Act of 1940 are satisfied and (2) they permit the Fund to recover the full principal amount thereof upon specified notice. The Fund's right to obtain payment on such an instrument could be adversely affected by events occurring between the date the Fund elects to tender the instrument and the date proceeds are due.

              The ratings of Moody's and S&P represent their opinions as to the quality of those Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Subsequent to its purchase by the Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation. To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risks in purchasing unrated Municipal Obligations.

              The types of short-term Municipal Obligations in which the Fund may invest include bond anticipation notes, tax anticipation notes, revenue anticipation notes, construction loan notes to provide construction financing of specific projects and bank notes issued by governmental authorities to commercial banks as evidence of borrowings. Since these short-term securities frequently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collections or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on these short-term securities.

              Because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

              The Fund has obtained commitments (each, a "Commitment") from MBIA Insurance Corporation ("MBIA") with respect to certain designated bonds held by the Fund for which credit support is furnished by one of the banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if the Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Bank had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or value of the Fund's shares, the Fund believes that its ability to obtain insurance for such bonds under such adverse circumstances will enable the Fund to hold or dispose of such bonds at a price at or near their par value.

              The Fund intends to remain as fully invested in municipal securities as is prudent or practical under the circumstances. The Fund to date has not purchased and has no present intention to purchase "temporary investments," the income from which is subject to federal income tax. However, the Fund may invest not more than 20% of its net assets in such temporary investments. Further, during extraordinary circumstances, the Fund may, for defensive purposes, invest more than 20% of its net assets in such temporary investments. The Fund will invest only in temporary investments with remaining maturities of one year or less which, in the opinion of Nuveen Advisory, are of "high grade" quality.

              The SEC has recently adopted amendments and proposed further amendments to Rule 2a-7 under the Investment Company Act of 1940. Although these amendments have not yet become effective and the Fund has not yet amended its amortized cost procedures to implement changes that would be required by these amendments, the Fund will adhere at all times to all requirements of Rule 2a-7.

              Because investments of the Fund will consist of securities with relatively short maturities, the Fund can expect to have a high portfolio turnover rate. The Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days. During the fiscal year ended February 28, 1998, the average maturity of the Fund's portfolio ranged from 24 to 51 days.

              Municipal Obligations

              Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of such public facilities as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refinancing of outstanding obligations, the obtaining of funds for general operating expenses and for loans to other public institutions and facilities. In addition, certain industrial development bonds and pollution control bonds may be included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax.

              Two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development and pollution control bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

              Municipal Obligations can be further classified between bonds and notes. Bonds are issued to raise longer-term capital but, when purchased by the Fund, will have 397 days or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds.

              Notes are short-term instruments with a maturity of two years or less. Most notes are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues.

              Municipal Obligations also include very short-term unsecured, negotiable promissory notes, issued by states, municipalities, and their agencies, which are known as "tax-exempt commercial paper" or "municipal paper." Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent that funds are available therefrom. There is a limited secondary market for issues of municipal paper.

              While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent consistent with its investment objective and limitations. Such notes may be issued for different purposes and with different security than those mentioned above.

              The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general money market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

              The Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days). On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation. No interest accrues to the purchaser prior to settlement of the transaction and at the time of delivery the market value may be less than cost.

              Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

              Certain Fundamental Investment Policies

              The Fund, as a fundamental policy, may not: (1) invest more than 5% of its total assets in securities of any one issuer, excluding the United States government, its agencies and instrumentalities;
              (2) borrow money, except from banks for temporary or emergency purposes and then only in an amount not exceeding (a) 10% of the value of the Fund's total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities; (3) pledge, mortgage or hypothecate its assets, except that, to secure permitted borrowings for temporary or emergency purposes, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets; (4) make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations; (5) invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years;
              (6) invest more than 10% of its assets in repurchase agreements maturing in more than seven days, "illiquid" securities (such as non-negotiable CDs) and securities without readily available market quotations; or (7) invest more than 25% of its assets in the securities of issuers in any single industry; provided, however, that such limitation shall not be applicable to the purchase of Municipal Obligations and obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. For purposes of applying the limitations of clauses (1) and (5), the "issuer" of a security shall be deemed to be the entity whose assets and revenues are committed to the payment of principal and interest on such security, provided that the guarantee of an instrument will be considered a separate security (subject to certain exclusions allowed under the Investment Company Act of 1940). The foregoing restrictions and other limitations discussed herein will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

              For a more complete description of the fundamental and non-fundamental investment policies summarized above and the other fundamental investment policies applicable to the Fund, see the Statement of Additional Information. The investment policies specifically identified as fundamental, together with the Fund's investment objective, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined by the Investment Company Act of 1940, this means the vote of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

              Management of the Fund

              The management of the Fund, including general supervision of the duties performed by Nuveen Advisory under the Investment Management Agreement, is the responsibility of the Fund's Board of Directors.

              Nuveen Advisory acts as the investment adviser for and manages the investment and reinvestment of the assets of the Fund. Its address is 333 West Wacker Drive,

              Chicago, Illinois 60606. Nuveen Advisory also administers the Fund's business affairs, acts as pricing agent for the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions.

              For the services and facilities furnished by Nuveen Advisory, the Fund has agreed to pay an annual management fee as follows:

              Average daily net asset value                      Management fee
              ------------------------------------------------------------------
              For the first $500 million                             .400 of 1%
              For the next $500 million                              .375 of 1
              For the next $1 billion                                .350 of 1
              For net assets over $2 billion                         .325 of 1
              ------------------------------------------------------------------

              All fees and expenses are accrued daily and deducted before payment of dividends to investors. In addition to the management fee of Nuveen Advisory, the Fund pays all other costs and expenses of its operations.

              The management fee will be reduced or Nuveen Advisory will assume certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including Nuveen Advisory's management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 1998, the management fee amounted to .40 of 1% of the Fund's average daily net assets, and total expenses amounted to .44 of 1% of the Fund's average daily net assets.

              Nuveen Advisory currently serves as investment adviser to 42 open-end funds (the "Nuveen Mutual Funds") and 52 exchange-traded municipal securities funds (the "Nuveen Exchange-Traded Funds"). As of the date of this Prospectus, Nuveen Advisory manages approximately $36 billion in assets held by the Nuveen Mutual Funds and the Nuveen Exchange-Traded Funds.

              Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen, the principal underwriter of the Fund's shares, is sponsor of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. It is also the principal underwriter of the Nuveen Mutual Funds, and served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1,000,000 individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.

              Net Asset Value

              The net asset value of the Fund's shares is determined by The Chase Manhattan Bank, the Fund's custodian, at 12:00 noon Eastern Time on (1) each day on which the Federal Reserve Bank of Boston is normally open for business (a "business day") and (2) on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities such that the current net asset value of the Fund's shares might be materially affected by changes in the value of portfolio securities. The net asset value per share will be computed by dividing the sum of the value of the portfolio securities held by the Fund, plus cash or other assets, less liabilities, by the total number of shares outstanding at such time.

              The Fund seeks to maintain a net asset value of $1.00 per share. In this connection, the Fund values its portfolio securities on the basis of their amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For a more complete description of this valuation method and its effect on existing and prospective shareholders, see the Statement of Additional Information. There can be no assurance that the Fund will be able at all times to maintain a net asset value of $1.00 per share.

              Dividends

              All of the net income of the Fund is declared on each calendar day as a dividend on shares entitled to such dividend. Net income of the Fund consists of all interest income accrued and discount earned on portfolio assets (adjusted for amortization of premium or discount on securities when required for federal income tax purposes), plus or minus any realized short-term gains or losses on portfolio instruments since the previous dividend declaration, less estimated expenses incurred subsequent to the previous dividend declaration. It is not expected that realized or unrealized gains or losses on portfolio instruments will be a meaningful factor in the computation of the Fund's net income. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value or, at the shareholder's option, paid in cash. Net realized long-term capital gains, if any, will be paid not less frequently than annually and reinvested in additional shares of the Fund at net asset value unless the shareholder has elected to receive capital gains in cash. The Fund does not anticipate realizing any significant long-term capital gains or losses.

              Suitability

              The Fund is designed as a convenient means for institutional investors with temporary cash balances who seek to obtain income exempt from federal income taxes. Although the Fund is primarily designed for banks and trust companies seeking tax-free investment of short-term funds held in accounts for which the bank or trust company acts in a fiduciary, advisory, agency, custodial or similar capacity, the Fund is equally appropriate for the tax-free investment of short-term funds held by corporations, insurance companies, investment counselors, law firms, investment bankers, brokers, individuals and others.

              Because plans qualified under Section 401 of the Internal Revenue Code or other persons exempt from federal income tax will be unable to benefit from the tax-exempt nature of the Fund's dividends, the Fund is not generally suitable for such plans or persons.

              How to Buy Fund Shares

              In General

              Investors may purchase Fund shares on business days (as defined under "Net Asset Value") at the net asset value which is next computed after receipt of a proper purchase order and receipt of payment in federal funds. There are no sales charges.

              Purchase by Telephone

              To purchase shares of the Fund, first open an account by calling Nuveen on any business day at (800) 858-4084. Information needed to establish the account will be taken over the telephone. An application form should be completed promptly and mailed to the Fund. Federal funds should be wired to:

              United Missouri Bank of Kansas City, N.A.

              ABA #101000695

              Nuveen Tax-Exempt Money Market Fund, Inc.

              Account No. (see above)

              Account Name:

              The investor will be required to complete an application and mail it to the Fund after making the initial telephone purchase. Subsequent investments may be made by following the same wire transfer procedure.

              If an order is received by Nuveen by 12:00 noon, eastern time, and federal funds are received by United Missouri Bank of Kansas City, N.A. on the same day, the order is effective that day. Federal funds should be wired as early as possible, but no later than 3:00 p.m. Eastern Time, to facilitate crediting to the shareholder's account on that day.

              Purchase by Mail

              Complete an application form and mail it with a check or Federal Reserve draft to Nuveen Tax-Exempt Money Market Fund, Inc., c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330. The order becomes effective as soon as the check or draft is converted to federal funds. This usually occurs one business day after receipt, but may take longer.

              Commencement of Dividends

              Shares are deemed to have been purchased and are entitled to dividends commencing on the day the purchase order becomes effective.

              Minimum Investment

              The minimum initial investment is $25,000; subsequent investments must be in amounts of $500 or more. Institutions are encouraged to open single master accounts. If, however, an institution wishes to use the Fund's transfer agent's sub-accounting system, these sub-accounts may be aggregated for the purpose of meeting the minimum investment.

              Other Shareholder Programs

              Exchange Privilege

              You may exchange shares of the Fund for shares of any other open-end management investment company with reciprocal exchange privileges (the "Nuveen Funds"), into an identically registered account provided that the Nuveen Fund into which shares are to be exchanged is offered in the shareholder's state of residence and that the shares to be exchanged have been held by the shareholder for a period of at least 15 days. Shares of Nuveen Funds purchased subject to a front-end sales charge may be exchanged for shares of the Fund or any other Nuveen Fund at the next determined net asset value without any front-end sales charge. Shares of any Nuveen Fund purchased through dividend reinvestment or through reinvestment of Nuveen UIT distributions (and any dividends thereon) may be exchanged for shares of the Fund or any other Nuveen Fund without a front-end sales charge. Exchanges of shares with respect to which no front-end sales charge has been paid will be made at the public offering price, which may include a front-end sales charge, unless a front-end sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a front-end sales charge was paid), in which case the exchange will be made at net asset value. Because certain other Nuveen Funds may determine net asset value and therefore honor purchase or redemption requests on days when the Fund does not (generally, Martin Luther King's Birthday, Columbus Day and Veteran's Day), exchanges of shares of one of those funds for shares of the Fund may not be effected on such days.

              The total value of shares being exchanged must at least equal the minimum investment requirement of the Nuveen Fund into which they are being exchanged. Exchanges are made based on the relative dollar values of the shares involved in the exchange, and will be effected by redemption of shares of the Nuveen Fund held and purchase of the shares of the other Nuveen Fund. For federal income tax purposes, any such exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before exercising any exchange, you should obtain the Prospectus for the Nuveen Fund into which shares are to be exchanged and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of any approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also make exchanges by telephone if a pre-authorized exchange authorization, as provided on the account Application Form, is on file with Shareholder Services, Inc., the Fund's shareholder service agent. The exchange privilege may be modified or discontinued at any time.

              Additional Information

              As transfer agent for the Fund, Shareholder Services, Inc. ("SSI") maintains an account for each shareholder of record. In the interest of economy and convenience, share certificates are not issued unless specifically requested by writing the Fund. No certificates are issued for fractional shares.

              Confirmations of each purchase and redemption order as well as monthly statements are sent to every shareholder. Master accounts also receive a monthly summary report setting forth the share balance and dividends earned for the month for each sub-account established under that master account.

              To assist those institutions performing their own sub-accounting, same day information as to the Fund's daily per share income to seven decimal places and the one-day yield to four decimal places are normally available by 3:30 p.m., Eastern Time.

              Banks and other organizations through which investors may purchase shares of the Fund may impose charges in connection with purchase orders. Investors should contact their institutions directly to determine what charges, if any, may be imposed.

              The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

              Subject to the rules of the SEC, the Fund reserves the right to suspend the continuous offering of the shares at any time, but such suspension shall not affect the shareholder's right of redemption as described below. The Fund also reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

              How to Redeem Fund Shares

              In general

              Upon receipt of a proper redemption request on a business day the Fund will redeem its shares at their next determined net asset value. The Fund reserves the right not to honor redemption requests where the shares to be redeemed have been purchased by check within 15 days prior to the date the redemption request is received. There is no delay when shares being redeemed were purchased by wiring federal funds and thus purchase by this method is strongly recommended.

              Telephone Redemption by Check

              Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 858-4084. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record.

              Telephone Redemption by Fedwire

              Redemption requests may be made by calling Nuveen at (800) 858-4084. Shareholders wishing to redeem by telephone must have elected this option on an account application form and have returned the form to Nuveen before telephone redemption requests can be accepted. If a redemption request is received by Nuveen by 12:00 noon, Eastern Time, the proceeds are ordinarily wired on the same day to the commercial bank account designated on the shareholder's application form. The shares redeemed do not earn income on the day the proceeds are wired. If the redemption request is received by Nuveen after 12:00 noon, Eastern Time, the shares to be redeemed earn income on the day the request is received and proceeds are ordinarily wired the next business day. The Fund reserves the right to charge a fee of approximately $5 for the cost of wire transferred redemptions of less than $5,000. The amount and terms of this fee are subject to change. Telephone redemption is not available to redeem shares for which share certificates have been issued.

              Proceeds of telephone redemption of shares will be transferred by Federal Reserve wire only to the commercial bank account specified on the shareholder's application form. In order to establish multiple accounts, or to change the account or accounts designated to receive wire redemption proceeds, a written request specifying the change must be sent to Nuveen. This request must be signed by each shareholder with each signature guaranteed by a member of an approved Medallion Guarantee Program, or in such other manner as may be acceptable to the Fund. Further documentation may be required from corporations, executors, trustees or personal representatives.

              The Fund reserves the right to refuse a telephone redemption and, at its option, may limit the timing, amount or frequency of these redemptions. This procedure may be modified or terminated at any time, on 30 days' notice, by the Fund. The Fund, SSI and Nuveen will not be liable for following telephone instructions reasonably believed to be genuine. The Fund employs procedures reasonably designed to confirm that telephone instructions are genuine. These procedures include recording all telephone instructions and requiring up to three forms of identification prior to acting upon a caller's instructions. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent telephone instructions.

              Written Redemption

              Shareholders may redeem their shares by sending a written request for redemption directly to the Fund, accompanied by duly endorsed certificates, if issued. Requests for redemption and share certificates, if issued, must be signed by each shareholder and, if the redemption proceeds exceed $50,000 or are payable other than to the shareholder of record at the address of record (which address may not have been changed in the preceding 30 days), the signatures must be guaranteed by a member of an approved Medallion Guarantee Program, or in such other manner as may be acceptable to the Fund. Under normal circumstances payment will be made by check and mailed within one business day (and in no event more than seven days) after receipt of a redemption request in proper form.

              Redemption in Kind

              The Fund has committed to pay in cash all redemption requests made by each shareholder during any 90 day period up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of redemption requests in excess of such amounts, the Board of Directors reserves the right to have the Fund make payment in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the portfolio of the Fund is valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

              Other Practices

              The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the shareholders of the Fund.

              The Fund reserves the right to redeem any account with a balance of $5,000 or less. Shareholders will be notified that the value of their account is less than $5,000 and will be allowed 60 days to make additional share purchases before the redemption is processed.

              Banks and other organizations through which investors may redeem shares of the Fund may impose charges for redemption. Shareholders should contact such institutions directly regarding any such charges.

              Taxes

              Federal Income Tax Matters

              The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for tax treatment as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that is currently distributed to shareholders. The fund also intends to satisfy conditions which will enable interest income from Municipal Obligations that is exempt from federal income tax in the hands of the Fund to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of interest income on Municipal Obligations may not be exempt from state or local income taxes.

              Distributions by the Fund of net interest income received, if any, from temporary investments and net short-term capital gains, if any, realized by the Fund, will be taxable to shareholders as ordinary income. As long as the Fund qualifies as a regulated invest-ment company under the Code, distributions to shareholders will not qualify for the dividends received deduction for corporations. If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its taxable income for that year, and the entire amount of distributions to shareholders would be taxable to shareholders as ordinary income.

              The Code provides that interest on indebtedness incurred or continued to purchase or carry tax-free investments, such as shares of the Fund, is not deductible. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

              Tax-exempt income is taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax.

              The Fund may invest in the type of private activity bonds the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users. Accordingly, the Fund may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" thereof. Such persons should consult their tax advisers before investing in the Fund.

              The Fund may invest in private activity bonds, the interest on which is a specific item of tax preference for purposes of computing the alternative minimum tax on corporations and individuals. This type of private activity bond includes most industrial and housing revenue bonds. Shareholders whose tax liability is determined under the alternative minimum tax will be taxed on their share of the Fund's exempt-interest dividends that were paid from income earned on these bonds. In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Fund that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

              The Fund is required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certificates, or who are otherwise subject to back-up withholding.

              The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the federal, state and local tax consequences to its shareholders.

              State and Local Tax Aspects

              The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated exempt interest dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard.

              General Information

              Investor Inquiries

              Investor inquiries may be made directly of the Fund in writing or by calling Nuveen, the Fund's distributor (nationwide (800) 858-
              4084).

              Custodian, Shareholder Services Agent and Transfer Agent

              The custodian of the Fund's assets is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial fund accounting and portfolio accounting services. SSI, P.O. Box 5330, Denver, Colorado 80217-5330, is the transfer, shareholder services and dividend paying agent for the Fund and performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts.

              Nuveen Advisory and the transfer agent rely on computer systems to manage the fund's investments, process shareholder transactions and provide shareholder account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. Nuveen Advisory is working with the fund's service providers to adapt their systems to address this "year 2000 issue." Nuveen Advisory and the fund expect the necessary work to be completed no later than December 1999, although we can make no assurance with respect to the systems of the fund's service providers.

              Capital Stock

              The Fund was incorporated in Maryland on November 19, 1980. Its authorized capital stock consists of a single class of 5,000,000,000 shares of common stock, $.01 par value. All shares have equal non-cumulative voting rights and equal rights with respect to dividends declared by the Fund and assets upon liquidation. Shares are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.

              Independent Public Accountants

              Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 have been selected as auditors for the Fund. In addition to audit services, Arthur Andersen LLP provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements of the Fund which follow and the information set forth under "Financial Highlights" have been audited by Arthur Andersen LLP as indicated in their report with respect thereto, and are included in reliance upon the authority of said firm as experts in giving said report.

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
                   ANNUAL REPORT FINANCIAL SECTION
                   FEBRUARY 28, 1998




                   CONTENTS

               23  Portfolio of Investments

               28  Statement of Net Assets

               29  Statement of Operations

               30  Statement of Changes in Net Assets

               31  Notes to Financial Statements

               33  Financial Highlights

               34  Report of Independent Public Accountants

____
22

              Portfolio of Investments
              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.

  Principal                                                                                                       Amortized
     Amount    Description                                                                       Ratings*              Cost
---------------------------------------------------------------------------------------------------------------------------
               Alabama - 2.1%

$ 5,935,000    Boaz Industrial Development Board (Parker-Hannifin Corporation Project),
                 Variable Rate Demand Bonds, 3.500%, 9/01/12+                                       Aa-2        $ 5,935,000
  3,955,000    Marshall County, Special Obligation School Refunding Warrants, Series 1994,
                 Variable Rate Demand Bonds, 3.450%, 2/01/12+                                       A-1+          3,955,000
---------------------------------------------------------------------------------------------------------------------------
               Arizona - 2.1%

  5,000,000    Apache County Industrial Development, Pollution Control Revenue (Tucson
                 Electric), Series C, Variable Rate Demand Bonds, 3.400%, 12/15/18+               VMIG-1          5,000,000
  5,000,000    Arizona School District, Financing Program, Paradise Valley Unified School
                 District No. 69 of Maricopa County, Arizona, Tax Anticipation Note,
                 4.600%, 6/30/98                                                                   SP-1+          5,013,001
---------------------------------------------------------------------------------------------------------------------------
               Connecticut - 3.2%

 15,000,000    Connecticut State Special Assessment Unemployment Compensation Advance Fund
                 Revenue Bonds, Series 1993C, Commercial Paper, 3.900%, 7/01/98                   VMIG-1         15,000,000
---------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 3.7%

  6,200,000    District of Columbia General Obligation, Series 1992A-3, Variable Rate Demand
                 Bonds, 3.700%, 10/01/07+                                                         VMIG-1          6,200,000
  7,200,000    District of Columbia General Obligation, Series 1992A-4, Variable Rate Demand
                 Bonds, 3.700%, 10/01/07+                                                         VMIG-1          7,200,000
  4,200,000    District of Columbia General Obligation, Series 1992A-2, Variable Rate Demand
                 Bonds, 3.700%, 10/01/07+                                                         VMIG-1          4,200,000
---------------------------------------------------------------------------------------------------------------------------
               Florida - 8.4%

 18,000,000    Florida Housing Finance Agency, Multi-Family, 1985 Series D (Kings Colony),
                 Variable Rate Demand Bonds, 3.500%, 8/01/06+                                     VMIG-1         18,000,000
  6,955,000    Gulf Breeze, Series 1995 A (Florida Municipal Bond Fund), Variable Rate Demand
                 Bonds, 3.500%, 3/31/21+                                                             A-1          6,955,000
  3,000,000    Jacksonville Health Facilities Authority (River Garden Project), Variable
                 Rate Demand Bonds, 3.350%, 2/01/18+                                                 A-1          3,000,000
  5,800,000    Miami Health Facilities Authority (Miami Jewish Home and Hospital for the
                 Aged, Inc.), Series 1992, Variable Rate Demand Bonds, 3.500%, 3/01/12+             Aa-3          5,800,000
  2,200,000    Palm Beach County Health Facility Authority (Pooled Hospital Loan Program),
                 Series 1985, Commercial Paper, 3.250%, 4/07/98                                   VMIG-1          2,200,000
  4,000,000    The University Athletic Association, Inc., Capital Improvement Revenue Bonds,
                 Series 1990, Variable Rate Demand Bonds, 3.650%, 2/01/20+                        VMIG-1          4,000,000
---------------------------------------------------------------------------------------------------------------------------
               Georgia - 10.3%

  5,000,000    Municipal Gas Authority of Georgia, Gas Revenue Bonds (Southern Portfolio I          A-1+          5,000,000
                 Project), Series D, Commercial Paper, 3.300%, 5/07/98
  7,215,000    Housing Authority of Clayton County, Tax-Exempt Adjustable Mode, Multifamily
                 Housing Revenue Refunding Bonds, Series 1996 (BS Partners LP Project),
                 3.400%, 9/01/26+                                                                   Aa-2          7,215,000
  8,000,000    Cobb County School District (Georgia), Short-Term Notes, Series 1998, 4.000%,
                 12/31/98                                                                          MIG-1          8,032,533
  3,000,000    Columbia Elderly Authority, Residential Care Facilities, Revenue Bonds
                 (Augusta Resource Center on Aging Inc.), Variable Rate Demand Bonds,
                 3.500%, 1/01/21+                                                                   Aa-3          3,000,000

____
23

              Portfolio of Investments
              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.

  Principal                                                                                                       Amortized
     Amount    Description                                                                       Ratings*              Cost
---------------------------------------------------------------------------------------------------------------------------
               Georgia - continued

$ 4,800,000    Housing Authority of the County of DeKalb, Georgia, Multifamily Housing
                 Revenue Bonds (Crow Wood Arbor Associates, Limited Project), Series 1985Q,
                 Variable Rate Demand Bonds, 3.500%, 12/01/07+                                      A-1+       $  4,800,000
 10,705,000    Housing Authority of the County of Dekalb, Georgia, Multifamily Housing Revenue
                 Refunding Bonds (Lenox Pointe Project), Series 1996A, Variable Rate
                 Demand Bonds, 3.450%, 11/01/23+                                                     P-1         10,705,000
 10,000,000    Municipal Electric Authority of Georgia, Commercial Paper, Program General
                 Resolution Project, Bond Anticipation Note, Series A & B, 3.500%, 5/28/98          A-1+         10,000,000
---------------------------------------------------------------------------------------------------------------------------
               Illinois - 4.4%

 10,000,000    City of Chicago, General Obligation Tender Notes, Series 1998, 3.550%, 2/04/99      SP-1+         10,000,000
               Decatur Water Revenue Bonds, Series 1985 (New South Water Treatment),
                 Commercial Paper:
  5,700,000        3.800%, 5/13/98                                                                VMIG-1          5,700,000
  5,000,000        3.650%, 4/22/98                                                                VMIG-1          5,000,000
---------------------------------------------------------------------------------------------------------------------------
               Kansas - 1.3%

  6,000,000    Manhattan Industrial Development Board (Parker-Hannifin Corporation), Variable
                 Rate Demand Bonds, 3.500%, 9/01/09+                                                Aa-2          6,000,000
---------------------------------------------------------------------------------------------------------------------------
               Kentucky - 3.2%

 15,000,000    Louisville and Jefferson County, Metropolitan Sewer District, Sewer and
                 Drainage System, Subordinated Revenue Notes, Series 1997A, 3.500%,
                 4/14/98                                                                            SP-1         15,000,000
---------------------------------------------------------------------------------------------------------------------------
               Louisiana - 1.0%

  4,800,000    New Orleans Aviation Board, Series 1993B, Variable Rate Demand Bonds,
                 3.550%, 8/01/16+                                                                 VMIG-1          4,800,000
---------------------------------------------------------------------------------------------------------------------------
               Michigan - 5.4%

  7,000,000    Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds
                 (The Detroit Edison Company Pollution Control Bonds Project),
                 Series 1995CC, Variable Rate Demand Bonds, 3.700%, 9/01/30+                        A-1+          7,000,000
 11,800,000    Detroit Downtown Development Authority (Millender Center Project), Variable
                 Rate Demand Bonds, 4.200%, 12/01/10+                                             VMIG-1         11,800,000
  7,000,000    The School District of the City of Kalamazoo, County of Kalamazoo,
                 State of Michigan, 1997 State Aid Notes (Limited Tax General
                 Obligation), 4.000%, 4/15/98                                                      SP-1+          7,002,525
---------------------------------------------------------------------------------------------------------------------------
               Minnesota - 4.1%

  5,000,000    Bloomington Port Authority, Tax Increment Revenue Refunding Bonds (Mall of
                 America Project), Series 1995A, Variable Rate Demand Bonds, 3.450%, 2/01/13+     VMIG-1          5,000,000
  6,920,000    Minneapolis/St. Paul Housing and Redevelopment Authority, Health Care
                 (Children's Health Care), Series 1995, Variable Rate Demand Bonds,
                 3.850%, 8/15/25+                                                                  SP-1+          6,920,000
  7,500,000    St. Paul Housing and Redevelopment Authority, Parking Revenue Bonds,
                 Series 1995B, Variable Rate Demand Bonds, 3.550%, 8/01/17+                       VMIG-1          7,500,000
---------------------------------------------------------------------------------------------------------------------------
               Missouri - 7.5%

  5,500,000    Health and Educational Facilities Authority of the State of Missouri, Health
                 Facilities Revenue Bonds (Bethesda Barclay), Series 1996A, Variable
                 Rate Demand Bonds, 3.950%, 8/15/26+                                              VMIG-1          5,500,000

____
24

              Portfolio of Investments
              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.

  Principal                                                                                                       Amortized
     Amount    Description                                                                       Ratings*              Cost
---------------------------------------------------------------------------------------------------------------------------
              Missouri - continued

$ 2,400,000   Health and Educational Facilities Authority of the State of Missouri,
                Educational Facilities, St. Louis University, Series 1985, Readily
                Adjustable Tax Exempt Securities, Adjustable Rate Demand Bonds,
                3.750%, 12/01/05+                                                                 VMIG-1        $ 2,400,000
  3,355,000   State Environmental Improvement and Energy Resources Authority of the
                State of Missouri, Unit Priced Demand Adjustable Pollution Control
                Revenue Bonds, Series 1985 A (Union Electric Company), Commercial Paper,
                3.550%, 5/27/98                                                                   VMIG-1          3,355,000
  3,800,000   The Industrial Development Authority of the County of Jackson, State of
                Missouri, Recreational Facilities Revenue Bonds (YMCA of Greater Kansas
                City Project), Series 1996A, Variable Rate Demand Bonds, 3.950%,                     A-1          3,800,000
 12,000,000   The City of St. Louis, Missouri, Tax and Revenue Anticipation Notes, Payable
                from the General Revenue Fund, Series 1997, 4.500%, 6/30/98                        MIG-1         12,024,892
  8,300,000   St. Louis Land Clearance Redevelopment Authority, Parking Facility Revenue
                Refunding Bonds, Series 1996, Variable Rate demand Bonds, 4.100%, 9/01/19+        VMIG-1          8,300,000
---------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.9%

  4,405,000   Scotts Bluff County Hospital Authority, Elderly Residential Facility (West
                Village), GNMA, Variable Rate Demand Bonds, 4.000%, 12/01/31+                        A-2          4,405,000
---------------------------------------------------------------------------------------------------------------------------
              North Carolina - 4.2%

  4,100,000   North Carolina Eastern Municipal Power Agency, Power System Revenue,
                Series 1988 B, Commercial Paper, 3.400%, 6/11/98                                    A-1+          4,100,000
              North Carolina Eastern Municipal Power Agency, Commercial Paper (Tax-Exempt):
  8,000,000     3.500%, 4/07/98                                                                     A-1+          8,000,000
  8,000,000     3.300%, 5/14/98                                                                     A-1+          8,000,000
---------------------------------------------------------------------------------------------------------------------------
              Ohio - 5.0%

  4,000,000   Ohio School Districts, 1998 Cash Flow Borrowing Program, Certificates of
                Participation, General Obligation Notes, Series A, 4.120%, 12/31/98                MIG-1          4,018,557
  9,800,000   Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable Rate
                Demand Bonds, 3.850%, 1/01/16+                                                    VMIG-1          9,800,000
  5,000,000   County of Hamilton, Ohio, Hospital Facilities, Series 1997A (Children's
                Hospital Medical Center), Variable Rate Demand Bonds, 3.550%, 5/15/17+            VMIG-1          5,000,000
  5,000,000   County of Lucas, Ohio, Multi-Mode Variable Rate Demand Facilities Improvement
                Revenue Bonds, Series 1997, (The Toledo Zoological Society Project), Variable
                Rate Demand Bonds, 3.450%, 10/01/05+                                              VMIG-1          5,000,000
---------------------------------------------------------------------------------------------------------------------------
              Oregon - 1.3%

  6,200,000   Port of Morrow (Portland G. E. Company Boardman Project), Variable Rate Demand
                Bonds, 4.000%, 10/01/13+                                                          VMIG-1          6,200,000
---------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 5.3%

 10,000,000   Port Authority of Allegheny County (Commonwealth of Pennsylvania), Grant
                Anticipation Notes, Series A of 1997, 3.850%, 6/30/98                              MIG-1         10,000,000
 10,000,000   Dauphin County General Authority, Series of 1997 (Education and Health Loan
                Program), Variable Rate Demand Bonds, 3.460%, 11/01/17+                           VMIG-1         10,000,000

____
25

              Portfolio of Investments
              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.

  Principal                                                                                                       Amortized
     Amount    Description                                                                       Ratings*              Cost
---------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - continued

$ 3,210,000    Montgomery County Higher Education and Health Authority, Series 1995
                 (Philadephia Presbytery Homes, Inc), Variable Rate Demand Bonds,
                 3.450%, 7/01/25+                                                                 VMIG-1        $ 3,210,000
  2,000,000    City of Philadelphia Tax and Revenue Anticipation Notes, Series A of
                 1997-1998, 4.500%, 6/30/98                                                        MIG-1          2,003,186
---------------------------------------------------------------------------------------------------------------------------
               South Dakota - 2.5%

 11,935,000    South Dakota Health and Education Facility (McKennan Hospital), Series 1994,
                 Variable Rate Demand Bonds, 3.450%, 7/01/14+                                     VMIG-1         11,935,000
---------------------------------------------------------------------------------------------------------------------------
               Tennessee - 5.7%

 15,000,000    The Public Building Authority of the City of Clarksville, Tennessee, Adjustable
                 Rate Pooled Financing Revenue Bonds, Series 1994 (Tennessee Municipal Bond
                 Fund), Variable Rate Demand Bonds, 3.450%, 6/01/24+                                A-1+         15,000,000
  4,175,000    Loudon Water and Sewer Revenue Refunding Bonds, Series 1996, Variable Rate
                 Demand Bonds, 3.500%, 9/01/06+                                                     Aa-2          4,175,000
  8,000,000    The Public Building Authority of The County of Montgomery, Tennessee,
                 Adjustable Rate Pooled Financing Revenue Bonds, Series 1996 (Montgomery
                 County Loan), 3.450%, 7/01/19+                                                      P-1          8,000,000
---------------------------------------------------------------------------------------------------------------------------
               Texas - 2.6%

  2,800,000    Texas Health Facilities Development Corporation (North Texas Pooled Health
                 Program), Variable Rate Demand Bonds, 3.650%, 5/31/25+                           VMIG-1          2,800,000
  9,400,000    City of Austin, Texas (Travis and Williamson Counties), Combined Utility
                 Systems, Commercial Paper, Series A, 3.500%, 6/11/98                               A-1+          9,400,000
---------------------------------------------------------------------------------------------------------------------------
               Washington - 6.6%

  7,000,000    Washington Health Care Facilities Authority, Variable Rate Demand Revenue
                 Bonds, Series 1997 (Sunnyside Community Hospital Association, Sunnyside),
                 3.300%, 10/01/17+                                                                  Aa-2          7,000,000
 10,745,000    Washington State Housing Finance Commission, Variable Rate Demand Nonprofit
                 Revenue Bonds, (Emerald Heights Project), Series 1990, Variable Rate
                 Demand Bonds, 3.700%, 1/01/21+                                                      A-1         10,745,000
  4,400,000    Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Panorama
                 City Project), 1997 Refunding Bonds, Variable Rate Demand Bonds,
                 3.700%, 1/01/27+                                                                 VMIG-1          4,400,000
  9,000,000    Washington Student Loan Agency, Series 1984A, Variable Rate Demand Bonds,
                 3.725%, 1/01/01+                                                                 VMIG-1          9,000,000
---------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 5.7%

 10,000,000    State of Wisconsin, Operating Notes of 1997, Series 2, 4.500%, 6/15/98              MIG-1         10,021,792
  6,500,000    Wisconsin Health and Educational Facilities Authority, Series 1988A
                 (Alexian Village of Milwaukee), Commercial Paper, 3.800%, 5/11/98                VMIG-1          6,500,000
  1,505,000    School District of Delavan-Darien, Rock and Walworth Counties, Wisconsin,
                 Bond Anticipation Notes, 4.150%, 4/15/98                                          MIG-1          1,505,434
  1,500,000    Germantown School District, Washington County, Wisconsin, Bond Anticipation
                 Notes, 4.250%, 4/01/98                                                            MIG-1          1,500,271
  3,725,000    River Falls Commercial Development Revenue Refunding (Erdeco Partnership
                 Project), Variable Rate Demand Bonds, 3.560%, 11/01/13+                            Aa-2          3,725,000
  3,600,000    Village of Whitefish Bay, Milwaukee County, Wisconsin, General Obligation
                 Capital Improvement Bonds, Tax and Revenue Anticipation Promissory
                 Notes, 4.100%, 6/17/98                                                              N/R          3,602,698

____
26

              Portfolio of Investments
              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.

  Principal                                                                                                       Amortized
     Amount    Description                                                                       Ratings*              Cost
---------------------------------------------------------------------------------------------------------------------------
               Wyoming - 1.9%

               Lincoln County Pollution Control Revenue Refunding (Pacificorp Project),
               Series 1991, Commercial Paper:
$  5,300,000     3.550%, 4/06/98                                                                  VMIG-1       $  5,300,000
   3,500,000     3.300%, 5/06/98                                                                  VMIG-1          3,500,000
---------------------------------------------------------------------------------------------------------------------------
$466,040,000   Total Investments - 98.4%                                                                        466,159,889
---------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.6%                                                               7,341,830
               ------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                               $473,501,719
               ------------------------------------------------------------------------------------------------------------

* Ratings (not covered by the report of independent public accountants): Using the higher of Standard &Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index. See accompanying notes to financial statements.

____
27

STATEMENT OF NET ASSETS
FEBRUARY 28, 1998
NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
-------------------------------------------------------------------------------------------
ASSETS
Investments in short-term municipal securities, at amortized cost, which
   approximates market value (note 1)                                          $466,159,889
Cash                                                                              4,170,442
Receivables:
   Interest                                                                       2,545,296
   Investments sold                                                               1,935,328
Other assets                                                                         17,258
-------------------------------------------------------------------------------------------
      Total assets                                                              474,828,213
-------------------------------------------------------------------------------------------
LIABILITIES
Accrued expenses:
  Management fees (note 3)                                                          149,941
  Other                                                                              60,360
Dividends payable                                                                 1,116,193
-------------------------------------------------------------------------------------------
      Total liabilities                                                           1,326,494
-------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 4)                           $473,501,719
-------------------------------------------------------------------------------------------
Shares outstanding                                                              473,501,719
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                                          $1.00
-------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

___
28

STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.
----------------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                         $18,509,473
---------------------------------------------------------------------------------------
EXPENSES
Management fees (note 3)                                                      1,993,848
Shareholders' servicing agent fees and expenses                                  22,289
Custodian's fees and expenses                                                    73,374
Directors' fees and expenses (note 3)                                             8,593
Professional fees                                                                42,468
Shareholders' reports - printing and mailing expenses                             4,886
Federal and state registration fees                                              35,510
Other expenses                                                                   39,609
---------------------------------------------------------------------------------------
Total expenses                                                                2,220,577
---------------------------------------------------------------------------------------
Net investment income                                                        16,288,896
Net realized gain (loss) from investment transactions (notes 1 and 2)            (2,131)
---------------------------------------------------------------------------------------
Net increase in net assets from operations                                  $16,286,765
---------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

___
29

STATEMENT OF CHANGES IN NET ASSETS
NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                                                        YEAR ENDED       YEAR ENDED
                                                           2/28/98          2/28/97
------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                   $16,288,896      $16,624,557
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                            (2,131)          21,201
-------------------------------------------------------------------------------------
Net increase in net assets from operations               16,286,765       16,645,758
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                  (16,286,765)     (16,645,758)
-------------------------------------------------------------------------------------
SHARE TRANSACTIONS
  (at constant net asset value of $1 per share)
  (note 1)
Net proceeds from sale of shares                      2,020,884,303    2,793,785,234
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                    6,718,107        6,431,423
-------------------------------------------------------------------------------------
                                                      2,027,602,410    2,800,216,657
-------------------------------------------------------------------------------------
Cost of shares redeemed                              (2,069,503,749)  (2,894,867,006)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                               (41,901,339)     (94,650,349)
Net assets at the beginning of year                     515,403,058      610,053,407
-------------------------------------------------------------------------------------
Net assets at the end of year                          $473,501,719     $515,403,058
-------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.
___
30

              Notes to Financial Statements
              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.

              1. General Information and Significant Accounting Policies

The Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

              Securities Valuation
The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 28, 1998, the dollar-weighted average life was 44 days).

              Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 1998, there were no such outstanding purchase commitments.

              Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

              Dividends and Distributions to Shareholders
Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

              Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All income dividends paid during the fiscal year ended February 28, 1998, have been designated Exempt Interest Dividends. Net realized capital gain distributions, if any, are subject to federal taxation.

              Insurance Commitments
The Fund has obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Fund for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if the Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Fund's shares, the Fund believes that its ability to obtain insurance for such bonds under such adverse circumstances will enable the Fund to hold or dispose of such bonds at a price at or near their par value.

              Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended February 28, 1998.

              Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

         ------
         31

              February 28, 1998
              Nuveen Tax-Exempt Money Market Fund, Inc.


              2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the fiscal year ended February 28, 1998, aggregated $1,543,700,587 and $1,590,684,150, respectively.

At February 28, 1998, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

              3.  Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of John Nuveen & Co. Incorporated, the Fund pays an annual management fee, payable monthly, as follows:


              Average daily net asset value                                 Management fee
              ----------------------------------------------------------------------------
              For the first $500 million                                        .400 of 1%
              For the next $500 million                                         .375 of 1
              For the next $1 billion                                           .350 of 1
              For net assets over $2 billion                                    .325 of 1
              ----------------------------------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

              4. Composition of Net Assets

At February 28, 1998, the Fund had 5 billion shares of $.01 par value stock authorized. Net assets consisted of $473,501,719 paid-in capital.

              5. Investment Composition

At February 28, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:


----------------------------------------------------------------------------
              Utilities                                                  15%
              Tax Obligation/General                                     14
              Health Care                                                13
              Tax Obligation/Limited                                     11
              Long Term Care                                              9
              Housing/Multifamily                                         9
              Water and Sewer                                             6
              Education and Civic Organizations                           5
              Transportation                                              4
              Financials                                                  3
              Capital Goods                                               3
              Other                                                       8
----------------------------------------------------------------------------
                                                                        100%
----------------------------------------------------------------------------

At February 28, 1998, 89% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments.


              -----

              Financial Highlights
              Nuveen Tax-Exempt Money Market Fund, Inc.
              Selected data for a share outstanding throughout each period is as follows:

                                                Operating performance               Less distributions
                                                ---------------------               ------------------
                                                                Net
                                                              realized
                                      Net                          and        Dividends                     Net
                                    asset                   unrealized        from tax-                   asset
                                    value          Net      gain (loss)      exempt net   Distributions   value
Year ended                      beginning    investment           from       investment   from capital   end of
February 28/29,                 of period      income      investments           income        gains     period
---------------------------------------------------------------------------------------------------------------
 1998                               $1.00      $.03    $        --           $(.03)       $    --        $1.00
 1997                                1.00       .03             --            (.03)            --         1.00
 1996                                1.00       .03             --            (.03)            --         1.00
 1995                                1.00       .03             --            (.03)            --         1.00
 1994                                1.00       .02             --            (.02)            --         1.00
 1993                                1.00       .03             --            (.03)            --         1.00
 1992 (b)                            1.00       .02             --            (.02)            --         1.00
 1991 (c)                            1.00       .05             --            (.05)            --         1.00
 1990 (c)                            1.00       .06             --            (.06)            --         1.00
 1989 (c)                            1.00       .06             --            (.06)            --         1.00
---------------------------------------------------------------------------------------------------------------

                                                Ratios/Supplemental data
                                                ------------------------
                                                                                       Ratio
                                  Total                                               of net
                                 return                            Ratio of       investment
                                 on net         Net assets         expenses        income to
Year ended                        asset      end of period        to average         average
February 28/29,                 value(a)     (in thousands)       net assets      net assets
---------------------------------------------------------------------------------------------
 1998                            3.27%        $  473,502           .44%             3.26%
 1997                            3.11            515,403           .44              3.10
 1996                            3.42            610,053           .44              3.43
 1995                            2.69            759,244           .44              2.65
 1994                            2.04            975,833           .42              2.04
 1993                            2.57          1,597,014           .40              2.58
 1992 (b)                        1.56          2,332,021           .39*             3.71*
 1991 (c)                        4.85          1,927,583           .38              4.81
 1990 (c)                        5.75          1,800,966           .40              5.74
 1989 (c)                        6.00          1,756,725           .39              6.02
---------------------------------------------------------------------------------------------

        *  Annualized.
       (a) Total returns are calculated on net asset value and are not annualized.
       (b) For the five months ended February 29.
       (c) For the fiscal year ended September 30.

-----
33

Report of Independent Public Accountants

              To the Board of Directors and Shareholders of

              Nuveen Tax-Exempt Money Market Fund, Inc.:

We have audited the accompanying statement of net assets of the Nuveen Tax-Exempt Money Market Fund, Inc. (a Maryland corporation), including the portfolio of investments, as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Tax-Exempt Money Market Fund, Inc. as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP
Chicago, Illinois
April 15, 1998


------
34

------
35

                         Building Better Portfolios with Nuveen

                   Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.

Nuveen Family      Mutual Funds
of Mutual Funds
Nuveen offers a    Nuveen Mutual Funds offer investors access to the Nuveen
variety of funds   family of premier advisers, including Nuveen Advisory Corp.,
designed to help   Institutional Capital Corp. and Rittenhouse Financial
you reach your     Services.  Our equity, balanced and income funds seek to
financial goals.   provide consistent performance, time-tested strategies to
Growth             reduce risk and experienced, professional management.
Nuveen Rittenhouse
Growth Fund        Private Asset Management
Growth and Income
Growth and         Rittenhouse Financial Services and Nuveen Asset Management
Income Stock Fund  offer comprehensive, customized investment management
Balanced Stock     solutions to investors with assets of $250,000 or more.  A
and Bond Fund      range of actively managed growth, balanced and municipal
Balanced Municipal income-oriented portfolios are available, all based upon a
and Stock Fund     disciplined investment philosophy.
Tax-Free Income
National Funds     Unit Trusts
Long-Term
Insured            Nuveen Unit Trusts are fixed portfolios of quality securities
Intermediate-Term  that are a convenient, attractive alternative to purchasing
Limited Term       individual securities.  They provide low-cost diversification
State Funds        to reduce risk, experienced, professional security selection
Alabama            and surveillance, and daily liquidity at that day's net asset
Arizona            value for quick access to your assets.
California
Colorado           Exchange-Traded Funds
Connecticut
Florida            Nuveen Exchange-Traded Funds offer investors actively managed
Georgia            portfolios of investment-grade quality municipal bonds.  The
Kansas             fund shares are listed and traded on the New York and
Kentucky           American stock exchanges.  Exchange-traded funds provide the
Louisiana          investment convenience, price visibility and liquidity of
Maryland           common stocks.
Massachusetts
Michigan           MuniPreferred(R)
Missouri
New Jersey         Nuveen MuniPreferred offers investors a AAA-rated investment
New Mexico         with an attractive tax-free yield for the cash reserves
New York           portion of an investment portfolio.  MuniPreferred shares are
North Carolina     backed 2-to-1 by the long-term portfolios of Nuveen dual-
Ohio               class exchange-traded funds and are available for national as
Pennsylvania       well as a wide variety of state-specific portfolios.
South Carolina
Tennessee
Virginia
Wisconsin


___
36

                               Fund Information



Board of Directors                     Custodian
Robert P. Bremner                      The Chase Manhattan Bank
Lawrence H. Brown                      4 New York Plaza
Anthony T. Dean                        New York, NY 10004-2413
Anne E. Impellizzeri                   (800) 257-8787
Peter R. Sawers
William J. Schneider                   Transfer Agent,
Timothy R. Schwertfeger                Shareholder Services and
Judith M. Stockdale                    Dividend Disbursing Agent
                                       Shareholder Services, Inc.
Fund Manager                           Nuveen Investor Services
Nuveen Advisory Corp.                  P.O. Box 5330
333 West Wacker Drive                  Denver, CO 80217-5330
Chicago, IL 60606                      (800) 621-7227

                                       Legal Counsel
                                       Fried, Frank, Harris,
                                       Shriver & Jacobson
                                       Washington, D.C.

                                       Public Accountants
                                       Arthur Andersen LLP
                                       Chicago, IL

___
37

Serving Investors for Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

[LOGO OF NUVEEN]

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

Statement of Additional Information

April 28, 1998
Nuveen Tax-Exempt Money Market Fund, Inc.
333 West Wacker Drive
Chicago, Illinois 60606

NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is an open-end, diversi-fied management investment company. This Statement of Additional Information is not a prospectus. A prospectus may be obtained from the Fund's distributor, John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606. This Statement of Additional Information relates to, and should be read in con-junction with, the Prospectus dated April 28, 1998.

Table of Contents                                       Page
------------------------------------------------------------
Fundamental Policies and Investment Portfolio              2
------------------------------------------------------------
Management                                                 9
------------------------------------------------------------
Investment Adviser and Investment Management Agreement    13
------------------------------------------------------------
Portfolio Transactions                                    14
------------------------------------------------------------
Net Asset Value                                           15
------------------------------------------------------------
Amortized Cost Valuation                                  15
------------------------------------------------------------
Tax Matters                                               17
------------------------------------------------------------
Principal Underwriter and Distributor                     20
------------------------------------------------------------
Yield Information                                         20
------------------------------------------------------------
Independent Public Accountants and Custodian              23
------------------------------------------------------------

                           Investment Adviser         Transfer and Shareholder
Principal Underwriter      Nuveen Advisory Corp.,     Services Agent
John Nuveen & Co.          Subsidiary of              Shareholder Services,
Incorporated               John Nuveen & Co.          Inc.
                           Incorporated               P.O. Box 5330
Chicago:                   333 West Wacker Drive      Denver, Colorado 80217-
333 West Wacker Drive      Chicago, Illinois 60606    5330
Chicago, Illinois 60606
(312) 917-7700             Custodian                  Independent Public
                                                      Accountants

                           The Chase Manhattan Bank
New York:                  4 New York Plaza           for the Fund
10 East 50th Street        New York, New York 10004   Arthur Andersen LLP
New York, New York 10022                              33 West Monroe Street
(212) 207-2000                                        Chicago, Illinois 60603

                 FUNDAMENTAL POLICIES AND INVESTMENT PORTFOLIO

FUNDAMENTAL POLICIES
The Fund's investment objective and certain fundamental policies are described in the Prospectus. The Fund, as a fundamental policy, may not:

(1) Invest in securities other than Municipal Obligations and temporary in-vestments as those terms are defined in the Prospectus;

(2) Invest more than 5% of its total assets in securities of any one issuer, excluding the United States government, its agencies and instrumentalities;

(3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding (a) 10% of the value of the Fund's total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so;

(4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities hav-ing a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets;

(5) Issue senior securities as defined in the Investment Company Act of 1940 except to the extent such issuance might be involved with respect to borrowings described under item (3) above;

(6) Underwrite any issue of securities, except to the extent that the purchase of Municipal Obligations in accordance with the Fund's investment objective, policies, and limitations, may be deemed to be an underwriting;

(7) Purchase or sell real estate, but this shall not prevent the Fund from in-vesting in Municipal Obligations secured by real estate or interests therein;

(8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs;

(9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

(10) Make short sales of securities or purchase any securities on margin, ex-cept for such short term credits as are necessary for the clearance of trans-actions;

(11) Invest more than 5% of its total assets in securities of unseasoned is-suers which, together with their predecessors, have been in operation for less than three years;

(12) Invest more than 25% of its assets in the securities of issuers in any single industry; provided, however, that such limitations shall not be applica-ble to the purchase of Municipal Obligations and obligations issued or guaran-teed by the U.S. government, its agencies or instrumentalities;

(13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those directors of the Fund, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who indi-vidually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securi-ties.

For the purpose of applying the limitations set forth in paragraphs (2) and
(11) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-govern-mental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligations of a superior or unrelated governmental entity or other entity it shall be in-cluded in the computation of securities owned that are issued by such govern-mental entity or other entity.

If, however, a security is guaranteed by a governmental entity or some other entity (other than a bond insurer), such as a bank guarantee or letter of cred-it, such a guarantee or letter of credit would be considered a separate secu-rity and would be treated as an issue of such government, other entity or bank. The Fund's present policy, which is not a fundamental policy, is that it will not hold securities of a single bank, including securities backed by a letter of credit of such bank, if such holdings would exceed 10% of the total assets of the Fund.

The foregoing fundamental investment policies, together with the Fund's invest-ment objective, and other fundamental policies, cannot be changed without ap-proval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less. The foregoing restrictions and limitations will ap-ply only at the time of purchase of securities and will not be considered vio-lated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

PORTFOLIO SECURITIES
As described in the Prospectus, the Fund invests primarily in a diversified portfolio of Municipal Obligations consisting of money market instruments is-sued by governmental authorities. In general, Municipal Obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authori-ties to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

The following is a more complete description of certain short-term Municipal Obligations in which the Fund may invest:

Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for pro-jects that will eventually be funded through the sale of long-term debt obli-gations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to fi-nance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obliga-tions of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on out-standing TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obliga-tions of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

Construction Loan Notes are issued to provide construction financing for spe-cific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local governmental bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Variable and Floating Rate Instruments--Certain Municipal Obligations, certain instruments issued, guaranteed or sponsored by the U.S. government or its agencies, and certain debt instruments issued by domestic banks or corpora-tions, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in speci-fied market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instru-ment. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand fea-tures permitting the Fund to recover the full principal amount thereof upon specified notice.

One form of variable or floating rate instrument consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." The holder of the bond would pay a

"tender fee" to the third party tender option provider, the amount of which would be periodically adjusted so that the bond/tender option combination would reasonably be expected to have a market value that approximates the par value of the bond. The bond/tender option combination would therefore be functionally equivalent to ordinary variable or floating rate obligations as described above, and the Fund may purchase such obligation subject to certain conditions specified by the Securities and Exchange Commission.

The Fund's right to obtain payment at par on a demand instrument upon demand could be adversely affected by events occurring between the date the Fund elects to tender the instrument and the date proceeds are due. Nuveen Advisory will monitor on an ongoing basis the pricing, quality and liquidity of such in-struments and will similarly monitor the ability of an obligor under the demand arrangement, including demand obligors as to instruments supported by bank let-ters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation, for purposes of computing its dollar-weighted average portfolio maturity, as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment.

The Fund may also obtain standby commitments with respect to Municipal Obliga-tions. Under a standby commitment (often referred to as a put), the party issu-ing the commitment agrees to purchase at the Fund's option the Municipal Obli-gation at an agreed-upon price on certain dates or within a specific period. Since the value of a standby commitment depends in part upon the ability of the issuing party to meet its purchase obligations thereunder, the Fund will enter into standby commitments only with parties which have been evaluated by Nuveen Advisory and, in the opinion of Nuveen Advisory, present minimal credit risks.

The amount payable to the Fund upon its exercise of a standby commitment would be (1) the acquisition cost of the Municipal Obligations (excluding any accrued interest that the Fund paid on acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. The Fund's right to exercise standby commitments held by it will be un-conditional and unqualified. The acquisition of a standby commitment will not affect the valuation of the underlying security, which will continue to be val-ued in accordance with the amortized cost method. The standby commitment itself will be valued at zero in determining net asset value. The Fund may purchase standby commitments for cash or pay a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to ma-turity otherwise available for the same securities). The maturity of a Munici-pal Obligation purchased by the Fund will not be considered shortened by any standby commitment to which such security is subject. Although the Fund's rights under a standby commitment would not be transferable, the Fund could sell Municipal Obligations which were subject to a standby commitment to a third party at any time.

WHEN-ISSUED SECURITIES
As described under "Investment Policies of the Portfolio--Municipal Obliga-tions" in the Prospectus, the Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and de-livery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time the Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in deter-mining its net asset value. Likewise, at the time the Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net as-set value; accordingly, any fluctuations in the value of the Municipal Obliga-tion sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund will maintain designated readily marketable assets at least equal in value to com-mitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commit-ments. The Fund will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquir-ing the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

TEMPORARY INVESTMENTS
The Prospectus discusses briefly the Fund's ability to invest a portion of its assets on a temporary basis or for defensive purposes in taxable "temporary in-vestments." As stated in the Prospectus, the Fund has not invested in and has no present intention to invest in such temporary investments. In any event, temporary investments will not exceed 20% of the Fund's assets except when made for defensive purposes. The Fund will invest only in temporary investments which, in the opinion of Nuveen Advisory, are of "high grade" quality and have remaining maturities of one year or less. Temporary investments include obliga-tions of the United States government, its agencies or instrumentalities; debt securities of issuers having, at the time of purchase, a quality rating within the two highest grades by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (Aaa or Aa, or AAA or AA, respectively); commercial paper rated in the highest grade by either of such rating services (Prime-1 or A-1, respectively); certificates of deposit of domestic banks with assets of $1 billion or more; and Municipal Obligations and U.S. government ob-ligations subject to short-term repurchase agreements.

Subject to the foregoing limitations, the Fund may invest in the following tem-porary investments:

U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes, and bonds.

--Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

--Treasury notes are longer-term interest-bearing obligations with original ma-turities of one to seven years.

--Treasury bonds are longer-term interest-bearing obligations with original ma-turities of five to thirty years.

U.S. Government Agencies Securities--Certain federal agencies have been estab-lished as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not lim-ited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States and Tennessee Valley Authority. Issues of these agencies, while not di-rect obligations of the United States government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or sup-ported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not so legally obligated.

Certificates of Deposit (CDs)--A certificate of deposit is a negotiable inter-est-bearing instrument with a specific maturity. CDs are issued by banks in ex-change for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

Other Corporate Obligations--The Fund may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than 397 days remaining until maturity or if they carry a variable or floating rate of inter-est.

Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opin-ion of Nuveen Advisory represent minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines, there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral de-clines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bank-ruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. Nuveen Advisory will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price.

Variable and Floating Rate Instruments--See description on page 4.

RATINGS OF INVESTMENTS
The two highest ratings of Moody's for Municipal Obligations are Aaa and Aa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The two highest ratings of S&P for Municipal Obligations are AAA and AA. Munic-ipal Obligations rated AAA have an extremely strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and in-terest is very strong and such bonds differ from AAA issues only in small de-gree.

The highest rating of Moody's and S&P for federally tax-exempt short-term loans and notes is VMIG-1 or MIG-1 and SP-1, respectively. Obligations designated VMIG-1 and MIG-1 are the best quality, enjoying strong protection from estab-lished cash flows for their servicing or from established and broad-based ac-cess to the market for refinancing, or both. The designation SP-1 indicates a very strong or strong capacity to pay principal and interest.

The Fund's ability to purchase commercial paper of tax-exempt and corporate is-suers is limited to commercial paper rated Prime-1 by Moody's or A-1 by S&P. The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 have a superior capacity for repayment of short-term obligations normally evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds em-ployed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed finan-cial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternative liquidity. The designation A-1 indicates that the degree of safety regarding timely payment is very strong.

                                   MANAGEMENT

The management of the Fund, including general supervision of the duties per-formed by Nuveen Advisory under the Investment Management Agreement, is the re-sponsibility of its Board of Directors. There are eight directors of the Fund, two of whom are "interested persons" (as the term "interested persons" is de-fined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth below, with those directors who are "interested per-sons" of the Fund indicated by an asterisk.

--------------------------------------------------------------------------------
                                  POSITIONS AND         PRINCIPAL OCCUPATION
 NAME AND ADDRESS             AGE OFFICES WITH FUND     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     49  Chairman of the Board Chairman since July 1,
 333 West Wacker Drive            and Director          1996 of The John Nuveen
 Chicago, IL 60606                                      Company, John Nuveen &
                                                        Co. Incorporated, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp., prior
                                                        thereto Executive Vice
                                                        President and Director
                                                        of The John Nuveen
                                                        Company and John Nuveen
                                                        & Co. Incorporated;
                                                        Director of Nuveen
                                                        Advisory Corp. (since
                                                        1992) and Nuveen
                                                        Institutional Advisory
                                                        Corp. (since October
                                                        1992); Chairman and
                                                        Director (since January
                                                        1997) of Nuveen Asset
                                                        Management, Inc.;
                                                        Director (since 1996) of
                                                        Institutional Capital
                                                        Corporation.

--------------------------------------------------------------------------------
 Anthony T. Dean*             53  President and         President since July 1,
 333 West Wacker Drive            Director              1996 of The John Nuveen
 Chicago, IL 60606                                      Company, John Nuveen &
                                                        Co. Incorporated, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp.; prior
                                                        thereto, Executive Vice
                                                        President and
                                                        Director of The John
                                                        Nuveen Company, John
                                                        Nuveen & Co.
                                                        Incorporated, Nuveen
                                                        Advisory Corp. (since
                                                        October 1992) and Nuveen
                                                        Institutional Advisory
                                                        Corp. (since October
                                                        1992); President and
                                                        Director (since January
                                                        1997) of Nuveen Asset
                                                        Management, Inc.;
                                                        Chairman and Director
                                                        (since 1997) of
                                                        Rittenhouse Financial
                                                        Services, Inc.

--------------------------------------------------------------------------------
 Robert P. Bremner            57  Director              Private Investor and
 3725 Huntington Street, N.W.                           Management Consultant.
 Washington, D.C. 20015

--------------------------------------------------------------------------------
 Lawrence H. Brown            63  Director              Retired (August 1989) as
 201 Michigan Avenue                                    Senior Vice President of
 Highwood, IL 60040                                     The Northern Trust
                                                        Company

--------------------------------------------------------------------------------
 Anne E. Impellizerri         65  Director              President and Chief
 3 West 29th Street                                     Executive Officer of
 New York, NY 10001                                     Blanton-Peale,
                                                        Institutes of Religion
                                                        and Health (since
                                                        December 1990).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               POSITIONS AND            PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS          AGE OFFICES WITH FUND        DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
 Peter R. Sawers            65 Director                 Adjunct Professor of
 22 The Landmark                                        Business and Economics,
 Northfield, IL 60093                                   University of Dubuque,
                                                        Iowa; Adjunct Professor,
                                                        Lake Forest Graduate
                                                        School of Management,
                                                        Lake Forest, Illinois.

--------------------------------------------------------------------------------
 William J. Schneider       53 Director                 Senior Partner, Miller-
 4000 Miller-Valentine Ct.                              Valentine Partners, Vice
 P.O. Box 744                                           President, Miller-
 Dayton, OH 45401                                       Valentine Realty, Inc.

--------------------------------------------------------------------------------
 Judith M. Stockdale        50 Director                 Executive Director,
 35 E. Wacker Drive                                     Gaylord and Dorothy
 Suite 2600                                             Donnelley Foundation
 Chicago, IL 60601                                      (since 1994); prior
                                                        thereto, Executive
                                                        Director, Great Lakes
                                                        Protection Fund (from
                                                        1990 to 1994).

--------------------------------------------------------------------------------
 Bruce P. Bedford           58 Executive Vice President Executive Vice President
 333 West Wacker Drive                                  of John Nuveen & Co.
 Chicago, IL 60606                                      Incorporated, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen
                                                        Institutional Advisory
                                                        Corp. (since January
                                                        1997); prior thereto,
                                                        Chairman and CEO of
                                                        Flagship Resources Inc.
                                                        and Flagship Financial
                                                        Inc. and the Flagship
                                                        funds.

--------------------------------------------------------------------------------
 Michael S. Davern          40 Vice President           Vice President of Nuveen
 333 West Wacker Drive                                  Advisory Corp. (since
 Chicago, IL 60606                                      January 1997); prior
                                                        thereto, Vice President
                                                        and Portfolio Manager
                                                        (since September 1991)
                                                        of Flagship Financial.

--------------------------------------------------------------------------------
 Lorna C. Ferguson          52 Vice President           Vice President of John
 333 West Wacker Drive                                  Nuveen & Co.
 Chicago, IL 60606                                      Incorporated; Vice
                                                        President (since January
                                                        1998) of Nuveen Advisory
                                                        Corp. and Nuveen
                                                        Institutional Advisory
                                                        Corp.

--------------------------------------------------------------------------------
 William M. Fitzgerald      34 Vice President           Vice President of Nuveen
 333 West Wacker Drive                                  Advisory Corp. (since
 Chicago, IL 60606                                      December 1995);
                                                        Assistant Vice President
                                                        of Nuveen Advisory Corp.
                                                        (from September 1992 to
                                                        December 1995), prior
                                                        thereto Assistant
                                                        Portfolio Manager of
                                                        Nuveen Advisory Corp.

--------------------------------------------------------------------------------
 Kathleen M. Flanagan       50 Vice President           Vice President of John
 333 West Wacker Drive                                  Nuveen & Co.
 Chicago, IL 60606                                      Incorporated.

--------------------------------------------------------------------------------
 J. Thomas Futrell          42 Vice President           Vice President of Nuveen
 333 West Wacker Drive                                  Advisory Corp.
 Chicago, IL 60606

--------------------------------------------------------------------------------
 Richard A. Huber           35 Vice President           Vice President of Nuveen
 333 West Wacker Drive                                  Advisory Corp. (since
 Chicago, IL 60606                                      January 1997); prior
                                                        thereto, Vice President
                                                        and Portfolio Manager of
                                                        Flagship Financial.

--------------------------------------------------------------------------------
 Steven J. Krupa            40 Vice President           Vice President of Nuveen
 333 West Wacker Drive                                  Advisory Corp.
 Chicago, IL 60606

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS        AGE OFFICES WITH FUND   DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Anna R. Kucinskis       52  Vice President      Vice President of John Nuveen
 333 West Wacker Drive                           & Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin         46  Vice President and  Vice President, Assistant
 333 West Wacker Drive       Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                               General Counsel of John Nuveen
                                                 & Co. Incorporated; Vice
                                                 President (since May 1993) and
                                                 Assistant Secretary of Nuveen
                                                 Advisory Corp.; Vice President
                                                 (since May 1993) and Assistant
                                                 Secretary of Nuveen
                                                 Institutional Advisory Corp.;
                                                 Assistant Secretary of The
                                                 John Nuveen Company.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     32  Vice President      Vice President (since
 333 West Wacker Drive                           September 1996), previously
 Chicago, IL 60606                               Assistant Vice President
                                                 (since December 1993) of
                                                 Nuveen Advisory Corp.,
                                                 Portfolio Manager prior
                                                 thereto (since January 1992);
                                                 Vice President (since
                                                 September 1996), previously
                                                 Assistant Vice President
                                                 (since May 1995) of Nuveen
                                                 Institutional Advisory Corp.,
                                                 Portfolio Manager prior
                                                 thereto.

-------------------------------------------------------------------------------
 Walter K. Parker        49  Vice President      Vice President of Nuveen
 333 West Wacker Drive                           Advisory Corp. (since January
 Chicago, IL 60606                               1997); prior thereto, Vice
                                                 President and Portfolio
                                                 Manager (since July 1994) of
                                                 Flagship Financial; Portfolio
                                                 Manager and CIO Trust Investor
                                                 for PNC Bank.

-------------------------------------------------------------------------------
 Stephen S. Peterson     40  Vice President      Vice President (since
 333 West Wacker Drive                           September 1997), previously
 Chicago, IL 60606                               Assistant Vice President
                                                 (since September 1996) of
                                                 Nuveen Advisory Corp.,
                                                 Portfolio Manager prior
                                                 thereto.

-------------------------------------------------------------------------------
 O. Walter Renfftlen     58  Vice President and  Vice President and Controller
 333 West Wacker Drive       Controller          of The John Nuveen Company,
 Chicago, IL 60606                               John Nuveen & Co.
                                                 Incorporated, Nuveen Advisory
                                                 Corp. and Nuveen Institutional
                                                 Advisory Corp.

-------------------------------------------------------------------------------
 Stuart W. Rogers        41  Vice President      Vice President of John Nuveen
 333 West Wacker Drive                           & Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 46  Vice President      Vice President of Nuveen
 333 West Wacker Drive                           Advisory Corp. and Nuveen
 Chicago, IL 60606                               Institutional Advisory Corp.;
                                                 Chartered Financial Analyst.

-------------------------------------------------------------------------------
 H. William Stabenow     63  Vice President and  Vice President and Treasurer
 333 West Wacker Drive       Treasurer           of The John Nuveen Company,
 Chicago, IL 60606                               John Nuveen & Co.
                                                 Incorporated, Nuveen Advisory
                                                 Corp. and Nuveen Institutional
                                                 Advisory Corp.

-------------------------------------------------------------------------------
 Jan E. Terbrueggen      42  Vice President      Vice President Nuveen Advisory
 333 West Wacker Drive                           Corp. (since January 1997);
 Chicago, IL 60606                               prior thereto, Vice President
                                                 and Portfolio Manager of
                                                 Flagship Financial.
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                           POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS      AGE OFFICES WITH FUND   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------
 Gifford R. Zimmerman   41 Vice President and  Vice President (since September 1992),
 333 West Wacker Drive     Assistant Secretary Assistant Secretary and Associate General
 Chicago, IL 60606                             Counsel formerly Assistant General Counsel
                                               of John Nuveen & Co. Incorporated; Vice
                                               President (since May 1993) and Assistant
                                               Secretary of Nuveen Advisory Corp.; Vice
                                               President (since May 1993) and Assistant
                                               Secretary of Nuveen Institutional Advisory
                                               Corp.
--------------------------------------------------------------------------------

Anthony T. Dean, Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board of Directors, is authorized to exercise all of the powers of the Board of Directors.

The directors of the Fund, are directors, or trustees, as the case may be, of 42 Nuveen open-end portfolios and 52 Nuveen closed-end funds.

The following table sets forth compensation paid by the Nuveen Tax-Exempt Money Market Fund, Inc. during the fiscal year ended February 28, 1998 to each of the directors. The Nuveen Tax-Exempt Money Market Fund, Inc. has no retirement or pension plans. The officers and directors affiliated with Nuveen serve without any compensation from the Nuveen Tax-Exempt Money Market Fund, Inc.

                                                              TOTAL COMPENSATION
                                                AGGREGATE       FROM THE FUND
                                              COMPENSATION     AND FUND COMPLEX
              NAME OF DIRECTOR                FROM THE FUND   PAID TO DIRECTORS
--------------------------------------------------------------------------------
Anthony T. Dean..............................    $    0            $     0
Timothy R. Schwertfeger......................         0                  0
Robert P. Bremner............................     1,378             58,780
Lawrence H. Brown............................     1,444             76,000
Anne E. Impellizzeri.........................     1,356             71,750
Margaret K. Rosenheim........................     1,072(/1/)        47,405(/2/)
Peter R. Sawers..............................     1,356             71,750
William J. Schneider.........................     1,378             58,780
Judith M. Stockdale..........................       626             32,000(/3/)

(1) Includes $181 in interest earned on deferred compensation from prior years; former director, retired July, 1997.

(2) Includes $1,655 in interest earned on deferred compensation from prior years; former director, retired July, 1997.

(3) First payment was in July, 1997.

Each director who is not affiliated with Nuveen or Nuveen Advisory will receive a fee. The Fund requires no employees other than its officers, all of whom are compensated by Nuveen.

On March 31, 1998, the officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

The following table sets forth the percentage of ownership of each person who as of March 31, 1998 owns of record or is known by the Registrant to own of record 5% or more of the Fund. The Fund believes that none of these shares are owned beneficially, but are held as agent for various accounts which are the beneficial owners.

                                                                     PERCENTAGE
                                                                         OF
NAME OF FUND                           NAME AND ADDRESS OF OWNER     OWNERSHIP
-------------------------------------------------------------------------------
Nuveen Tax-Exempt Money Market Fund   The Chase Manhattan Bank, NA     20.46
                                      2 Chase Plaza
                                      Security Controlling Dept.
                                      4th Floor
                                      New York, NY 10081
                                      First Hawaiian Bank               7.38
                                      FIDAC
                                      Attn: Trust Investments
                                      P.O. Box 3200
                                      Honolulu, HI 96847-0001
                                      JC Bradford & Co.                 6.40
                                      Money Funds Operations
                                      Attn: Deborah Hornbuckle
                                      330 Commerce St.
                                      Nashville, TN 37201-1805

             INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Nuveen Advisory acts as investment adviser for the Fund and in such capacity manages the investment and reinvestment of the assets of the Fund. Nuveen Advi-sory also administers the Fund's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions. See "Management of the Fund" in the Prospectus.

Nuveen Advisory is paid an annual management fee in an amount equal to .4 of 1% of the first $500 million of average daily net assets, .375 of 1% of the next $500 million, .35 of 1% of the next $1 billion, and .325 of 1% of average daily net assets over $2 billion. The management fee will be reduced or Nuveen Advi-sory will assume certain Fund expenses in an amount necessary to prevent the Fund's total expenses in any fiscal year from exceeding .45 of 1% of the aver-age daily net asset value of the Fund. The management fee for fiscal years ended February 28, 1998, February 28 1997 and February 29 1996 amounted to $1,993,848, $2,136,925 and $2,645,505, respectively. As discussed in the Pro-spectus, subject to the expense limitations of the Investment Management Agree-ment, the Fund is responsible for payment of certain of the costs and expenses of its operations.

Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Fund's principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm (based on number of employees) specializing in the underwriting and dis-tribution of tax-exempt securities and maintains one of the largest research departments in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $37 billion in taxable and tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, the Nuveen open-end and closed-end funds held approximately $38 billion in securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.

Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Re-search Department. The Nuveen Research Department reviews more than $100 bil-lion in municipal bonds every year.

The Fund, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund man-agement personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advan-tage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interest of Fund shareholders is placed before the interest of Nuveen personnel in connection with personal investment transactions.

                             PORTFOLIO TRANSACTIONS

Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of the Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be ob-tained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

The Fund since its inception has effected all portfolio transactions on a prin-cipal (as opposed to an agency) basis and, accordingly, has not paid any bro-kerage commissions. Purchases from underwriters include a commission or conces-sion paid by the issuer to the underwriter, and purchases from dealers include the spread between the bid and asked price. Given the best price and execution obtainable, it is the practice of the Fund to select dealers which, in addi-tion, furnish research information (primarily credit analyses of issuers) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research ef-forts, the receipt of research information is not expected to reduce signifi-cantly Nuveen Advisory's expenses. Any research benefits obtained are available to all Nuveen Advisory's other clients. While Nuveen Advisory will be primarily responsible for the placement of the Fund's business, the policies and prac-tices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Directors of the Fund.

Nuveen Advisory reserves the right to, and does, manage other investment ac-counts and investment companies for other clients which may have investment ob-jectives similar to the Fund. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main fac-tors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recom-mending investments to the Fund and such other clients.

While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Board of Directors that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from ex-posure to simultaneous transactions.

Under the Investment Company Act of 1940, the Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Munici-pal Obligations purchased by the Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of the Fund which may be invested in a particular issue. In addition, purchases of securities made pur-suant to the terms of the Rule must be approved at least quarterly by the Board of Directors of the Fund, including a majority of the members thereof who are not interested persons of the Fund.

                                NET ASSET VALUE

As stated in the Prospectus, the net asset value of the shares of the Fund will be determined by The Chase Manhattan Bank, the Fund's custodian, as of 12:00 noon, Eastern Time, (1) on each day on which the Federal Reserve Bank of Boston is normally open and (2) on any day during which there is sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund shares might be materially affected by such changes in the value of the portfolio securities. The Federal Reserve Bank of Boston is not open and the Fund will similarly not be open on New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. It is possible that changing circumstances during the year will result in addition or deletions to the above lists. The net asset value per share will be computed by dividing the value of the portfolio securities held by the Fund, plus cash or other assets, less liabilities, by the total number of shares outstanding at such time.

                            AMORTIZED COST VALUATION

As stated in the Prospectus, the Fund will seek to maintain a net asset value of $1.00 per share. In this connection, the Fund values its portfolio securi-ties at their amortized cost, as permitted by the Securities and Exchange Com-mission (the "Commission") under Rule 2a-7 under the Investment Company

Act of 1940. This method does not take into account unrealized securities gains or losses. It involves valuing an instrument at its cost on the date of pur-chase and thereafter assuming a constant amortization to maturity of any dis-count or premium. While this method provides certainty in valuation, it may re-sult in periods during which the value of an investment, as determined by amor-tized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of the amortized cost method by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Fund, as a condition to the use of amortized cost and the maintenance of its per share net asset value of $1.00, must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remain-ing maturities of 397 days or less, and invest only in securities determined to be of high quality with minimal credit risks. The Fund may invest in variable and floating rate instruments even if they carry stated maturities in excess of 397 days, upon certain conditions contained in rules and regulations issued by the Securities and Exchange Commission under the Investment Company Act of 1940, but will do so only if there is a secondary market for such instruments or if they carry demand features, permissible under rules of the Commission for money market funds, to recover the full principal amount thereof upon specified notice at par, or both.

The Board of Directors, pursuant to Rule 2a-7, has established procedures de-signed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such pro-cedures will include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quo-tations and market equivalents used in such review may be obtained from a pric-ing agent approved by the Board of Directors. The Board has selected Nuveen Ad-visory to act as pricing agent, but in the future may select an independent pricing service to perform this function. In serving as pricing agent, Nuveen Advisory will follow guidelines adopted by the Board, and the Board will moni-tor Nuveen Advisory to see that the guidelines are followed. The pricing agent will value the Fund's investment based on methods which include consideration of: yield or prices of municipal obligations of comparable quality, coupon, ma-turity, and type; indications as to values from dealers; and general market conditions. The pricing agent may employ electronic data processing techniques and/or a matrix system to determine valuations. The extent of any deviation be-tween the Fund's net asset value based on the pricing agent's market valuation and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in mate-rial dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appro-priate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; with-holding dividends or payment of distributions from capital or capital gains; redemption of shares in kind; or establishing a net asset value per share by using available market quotations.

                                  TAX MATTERS

FEDERAL INCOME TAX MATTERS
The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver and Jacobson, Washington, D.C., counsel to the Fund.

As described in the Prospectus, the Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, the Fund must satisfy certain re-quirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from divi-dends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with re-spect to its business of investing in such stock or securities (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securi-ties, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the out-standing voting securities of such issuer, and (ii) not more than 25% of the value of the total assets it invested in the securities of any one issuer (other than United States Government securities and securities of other regu-lated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

As a regulated investment company, the Fund will not be subject to federal in-come tax on any portion of its net income currently distributed to shareholders in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable inter-est, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (the excess of its net long-term capital gain over its net short-term capital loss) and is re-duced by deductible expenses) and (ii) its "net tax-exempt interest" (the ex-cess of its gross tax-exempt interest income over certain disallowed deduc-tions).

The Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable it to designate distributions from the interest income generated by its invest-ment in Municipal Obligations, which is exempt from regular federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends.

Distributions by the Fund of net interest income received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the United States Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If the Fund purchases a Municipal Obli-gation at a market discount, any gain realized by the Fund upon the sale or re-demption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain real-ized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by the Fund and distributed to shareholders in cash or in additional shares will be taxable to shareholders as long-term capi-tal gains regardless of the length of time investors have owned shares of the Fund. The Fund does not expect to realize significant long-term capital gains. Because the taxable portion of the Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the divi-dends received deductions for corporations.

If the Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of in-come designated as tax-exempt for any particular distribution may be substan-tially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

Although dividends generally will be treated as distributed when paid, divi-dends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31.

The redemption or exchange of the shares of the Fund is not expected to result in capital gain or loss to the shareholders because the Fund's net asset value is expected to remain constant at $1.00 per share. To the extent that the Fund's net asset value is greater or lesser than $1.00 per share, redemptions or exchanges may result in capital gain or loss to the shareholder.

In order to avoid a 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over real-ized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, other than interest income from Municipal Obligations, and distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

As stated in the Prospectus under "Taxes," the Fund may invest in the type of private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users." Accordingly, the Fund may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. In general, a "substantial user" of a facility financed from the proceeds of pri-vate activity bonds includes a "non-exempt person who regularly uses a part of such facility in his trade or business." "Related persons" are in general de-fined to include persons among whom there exists a relationship, either by family or business, which would result in a disallowance of losses in transac-tions among them under various provisions of the Code (or if they are members of the same controlled group of corporations under the Code). This includes a partnership and each of its partners (including their spouses and minor chil-dren) and an S corporation and each of its shareholders (and their spouses and minor children). Various combinations of these relationships may also consti-tute "related persons" under the Code. For additional information, investors should consult their tax advisers before investing in the Fund.

Federal tax law imposes an alternative minimum tax with respect to both corpo-rations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Fund will annually supply shareholders with a report indicating the per-centage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

In addition, the alternative minimum taxable income for corporations is in-creased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Fund that would otherwise be tax-exempt, is included in calculating the alternative measures of a corporation's taxable income.

Individuals whose "modified income" exceeds a base amount will be subject to Federal income tax on up to one-half of their social security or railroad re-tirement benefits. Modified income currently includes adjusted gross income, one-half of social security benefits and tax-exempt interest, including ex-empt-interest dividends from the Fund. Individuals whose modified income ex-ceeds the adjusted base amount are required to include in gross income up to 85% of their social security benefits.

The Code provides that interest on indebtedness incurred or continued to pur-chase or carry shares of the Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

The Fund is required in certain circumstances to withhold 31% of taxable divi-dends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social secu-rity number) and certain certificates, or who are otherwise subject to back-up withholding.

The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or adminis-trative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences to its shareholders.

State and Local Tax Aspects. The exemption from federal income tax for distri-butions of interest income from Municipal Obligations which are designated ex-empt interest dividends will not necessarily result in exemption under the in-come or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard.

                     PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Nuveen acts as the principal underwriter or distributor of Fund shares. Shares of the Fund are offered on a continuous basis at net asset value without a sales charge. Nuveen has agreed to pay sales and promotion expenses in connec-tion with the offering of Fund shares, including the cost of printing and dis-tributing prospectuses (except expenses of preparing, printing and distributing prospectuses to existing shareholders and governmental agencies) and advertis-ing and sales literature expense. Expenses incurred in registering the Fund and its shares under federal and state securities laws will be paid by the Fund.

                               YIELD INFORMATION

As explained in the Prospectus, the historical performance of the Fund may be expressed in terms of "yield" or "effective yield." The Fund's yield and effec-tive yield for the seven-day period ended February 28, 1998 were 3.11% and 3.16%, respectively. These measures of performance are described below.

Yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, current yield is based on a seven-day period and is computed as follows: the Fund's net invest-ment income per share for the period is divided by the price per share (ex-pected to remain constant at $1.00) at the beginning of the period, the result (the "base period return") is divided by 7 and multiplied by 365, and the re-sulting figure is carried to the nearest hundredth of one percent. For the pur-pose of this calculation, the Fund's net investment income per share includes its accrued interest income plus or minus amortized purchase discount or pre-mium less accrued expenses, but does not include realized capital gains or losses or unrealized appreciation or depreciation of investments.

The Fund's effective yield is calculated by taking the base period return (com-puted as described above) and calculating the effect of assumed compounding. The formula for effective yield is: (base period return + 1)/3//6//5///7/-1.

The Fund's yield will fluctuate, and the publication of annualized yield quota-tions is not a representation of what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in question, but also on such matters as the Fund's expenses.

In reports or other communications to shareholders or in advertising and sales literature, the Fund may compare its performance to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), by Donoghue's Money Fund Report ("Donoghue's") or similar services or by financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Per-formance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year or other types of performance figures. Lipper ranks mutual funds by over-all performance, investment objectives, and assets and assumes the reinvestment of dividends for the period covered. Donoghue's ranks investment results ac-cording to total return (annualized results net of management fees and ex-penses) and presents one year results as effective annual yields assuming rein-vestment of dividends. Any given performance quotation or performance compari-son should not be considered as representative of the Fund's performance for any future period.

A comparison of tax-exempt and taxable equivalent yields is one element to con-sider in making an investment decision. The Fund may from time to time in its advertising and sales materials compare its then current yields as of a recent date with the yields on taxable investments such as corporate or U.S. Govern-ment bonds and bank CDs or money market accounts, each of which has investment characteristics that may differ from those of the Fund. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government.

The following table shows the effects for individuals of federal income taxes on the amount that those subject to a given tax rate would have to put into a tax-free investment in order to generate the same after-tax income as a taxable investment.*

  Read down to find the amount of a tax-free investment at the specified rate that would provide the same after-tax income as a $50,000 taxable invest-ment at the stated taxable rate.

             2.00%    2.50%    3.00%    3.50%    4.00%    4.50%    5.00%
  TAXABLE   TAX-FREE TAX-FREE TAX-FREE TAX-FREE TAX-FREE TAX-FREE TAX-FREE
--------------------------------------------------------------------------
   3.00%    $ 51,750 $41,400  $34,500  $29,571  $25,875  $23,000  $20,700
--------------------------------------------------------------------------
   4.00%    $ 69,000 $55,200  $46,000  $39,429  $34,500  $30,667  $27,600
--------------------------------------------------------------------------
   5.00%    $ 86,250 $69,000  $57,500  $49,286  $43,125  $38,333  $34,500
--------------------------------------------------------------------------
   6.00%    $103,500 $82,800  $69,000  $59,143  $51,750  $46,000  $41,400
--------------------------------------------------------------------------
   7.00%    $120,750 $96,600  $80,500  $69,000  $60,375  $53,667  $48,300


*The dollar amounts in the table reflect a 31% federal income tax rate.

This table is for illustrative purposes only and is not intended to predict the actual return you might earn on your investment. The Fund occasionally may ad-vertise its performance in similar tables using a different current tax rate than that shown here. The tax rate shown here may be higher or lower than your actual tax rate; a higher tax rate would tend to make the dollar amounts in the table lower, while a lower tax rate would make the amounts higher. You should consult your tax adviser to determine your actual tax rate.

                  INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

Arthur Andersen LLP independent public accountants, 33 West Monroe Street, Chi-cago, Illinois 60603 have been selected as auditors for the Fund. In addition to audit services, Arthur Andersen LLP provides consultation and assistance on accounting, internal control, tax and related matters. The financial statements of the Fund and the information set forth under "Financial Highlights" are in-cluded in the Prospectus and have been audited by Arthur Andersen LLP as indi-cated in their report with respect thereto, and are included in reliance upon the authority of said firm as experts in giving said report.

The custodian of the Fund's assets is The Chase Manhattan Bank, 4 New York Pla-za, New York, NY 10004.

                           PART C--OTHER INFORMATION

                   NUVEEN TAX-EXEMPT MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial Statements:

  Financial information included in the Prospectus:

    Financial Highlights

    Portfolio of Investments, February 28, 1998

    Statement of Net Assets, February 28, 1998

    Statement of Operations, Year Ended February 28, 1998

    Statements of Changes in Net Assets, Years Ended February 28, 1998 and February 28, 1997

    Report of Independent Public Accountants, dated April 15, 1998

(b) Exhibits

  1.      Articles of Incorporation of Registrant, as amended and as currently in effect.
          Filed as Exhibit 1 to Post-Effective Amendment No. 5 to Registrant's Registra-
          tion Statement on Form N-1A (File No. 2-70520) and are incorporated herein by reference thereto.
  2.      By-Laws of Registrant as currently in effect. Filed as Exhibit 2 to Post-Effec-
          tive Amendment No. 9 to Registrant's Statement on Form N-1A (File No. 2-70520)
          and are incorporated herein by reference thereto.
  3.      Not applicable.
  4.      Specimen certificate of shares of Capital Stock of Registrant.
  5(a).   Investment Management Agreement between Registrant and Nuveen Advisory Corp.
          dated May 1, 1988. Filed as Exhibit 5(a) to Post-Effective Amendment No. 16 to
          Registrant's Registration Statement on Form N-1A (File No. 2-70520) and is in-
          corporated herein by reference thereto.
   (b).   Renewal, dated May 20, 1997, of Investment Management Agreement.
  6(a).   Distribution Agreement between Registrant and John Nuveen & Co. Incorporated, dated April 30, 1982. Filed as Exhibit 6(a) to Post-Effective Amendment No. 9 to
          Registrant's Registration Statement on Form N-1A (File No. 2-70520) and is in-
          corporated herein by reference thereto.
   (b).   Renewal, dated July 31, 1997, of Distribution Agreement.
  7.      Not applicable.
  8(a).   Custody Agreement, dated October 1, 1993, between Registrant and United States
          Trust Company of New York. Filed as Exhibit 8(a) to Post-Effective Amendment No.
          15 to Registrant's Registration Statement on Form N-1A (File No. 2-70520) and is
          incorporated herein by reference thereto.

  8(b).   Letter evidencing assignment of U.S. Trust Company of New York's rights and re-
          sponsibilities under the Custody Agreement to The Chase Manhattan Bank and is
          incorporated herein by reference thereto.
  9.      Transfer Agency Agreement between Registrant and Shareholder Services, Inc.
          dated December 19, 1994. Filed as Exhibit 9 to Post-Effective Amendment No. 16
          to Registrant's Registration Statement on Form N-1A (File No. 2-70520) and is
          incorporated herein by reference thereto.
  9(a).   Amendment No. 1 to Transfer Agency Agreement dated July 1, 1996. Filed as Ex-
          hibit 9(a) to Post-Effective Amendment No. 18 to Registrant's Registration
          Statement on Form N-1A (File No. 2-70520) and is incorporated herein by refer-
          ence thereto.
 10.      Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11.      Consent of Independent Public Accountants.
 12.      Not applicable.
 13.      Not applicable.
 14.      Not applicable.
 15.      Not applicable.
 16.      Schedule of Computation of Yield Figures.
 17.      Financial Data Schedule.
 18.      Not applicable.
 99(a).   Agreement for a Money Market Fund Insurance Program. Filed as Exhibit 18 to
          Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-
          1A (File No. 2-70520) and is incorporated herein by reference thereto.
 99(b).   Certified copy of resolution of Board of Directors authorizing the signing of the names of directors and officers on the Registration Statement pursuant to power of attorney.
 99(c).   Original Power of Attorney for Judith M. Stockdale authorizing, among others,
          Gifford R. Zimmerman and Larry W. Martin to execute the Registration Statement on her behalf as one of the Registrant's Directors. Original Powers of Attorney
          for all of Registrant's other Directors authorizing, among others, Gifford R.
          Zimmerman and Larry W. Martin to execute the Registration Statement filed as Ex-
          hibit 99(c) to Post-Effective Amendment No. 18 to Registrant's Registration
          Statement on Form N-1A (File No. 2-70520) and is incorporated herein by refer-
          ence thereto.
 99(d).   Code of Ethics and Reporting Requirements. Filed as Exhibit 99(d) to Post-Effec-
          tive Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File
          No. 2-70520) and is incorporated herein by reference thereto.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

As of March 31, 1998:

      TITLE OF CLASS                                    NUMBER OF RECORD HOLDERS
      --------------                                    ------------------------
      Common Stock ($.01 par value)....................          1,231

ITEM 27: INDEMNIFICATION
Section 2-418 of the General Corporation Law of Maryland provides for indemni-fication of officers and directors. Article NINTH of the Articles of Incorpo-ration of Registrant provides as follows:

  NINTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland, as from time to time amended, the Corporation shall indemnify its currently acting and its former directors, officers, employ-ees and agents, and those persons who, at the request of the Corporation serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more such capacities. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled.

  Expenses (including attorneys' fees) incurred in defending a civil or crim-inal action, suit or proceeding (including costs connected with the prepa-ration of a settlement) may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, if authorized by the Board of Directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay that amount of the advance which exceeds the amount which it is ultimately de-termined that he is entitled to receive from the Corporation by reason of indemnification as authorized herein; provided, however, that prior to mak-ing any such advance at least one of the following conditions shall have been met: (1) the indemnitee shall provide a security for his undertaking,
  (2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Corporation, or an independent legal counsel in written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found and entitled to indemnification.

  Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect or provide indemnification to any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfea-sance, bad faith, gross negligence or reckless disregard of the duties in-volved in the conduct of his office ("disabling conduct"), and the Corpora-tion shall not indemnify any of its officers or directors against any lia-bility to the Corporation or to its security holders unless a determination shall have been made in the manner provided hereafter that such liability has not arisen from such officer's or director's disabling conduct. A de-termination that an officer or director is entitled to indemnification shall have been properly made if it is based upon (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reason-able determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a major-ity of a quorum of directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

                               -----------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the Articles of Incorporation of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The directors and officers of the Registrant (and of the other management investment companies for which Nuveen Advisory Corp. serves as investment adviser) are covered by an Investment Trust Errors and Omissions policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant (and such other companies), except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the applicable investment company or where he or she had reasonable cause to believe this conduct was unlawful).

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona

Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund and Nuveen Insured Premium Income Municipal Fund
2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois, 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, em-ployee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwenfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwenfeger has, during the last two years, been Chair-man and formerly Executive Vice President and Director of the John Nuveen Com-pany, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp.; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc.; Director (since 1996) of Institutional Capital Corporation. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.; President and Director (since January
1997) of Nuveen Asset Management, Inc.; Chairman and Director of Rittenhouse Financial Services, Inc.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., Nuveen Investment Trust and Nuveen Investment Trust II. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as a co-managing underwriter of the shares of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen

Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL       POSITIONS AND OFFICES       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH UNDERWRITER            WITH REGISTRANT
-----------------------------------------------------------------------------
Timothy R. Schwertfeger  Chairman of the Board,      Chairman of the Board
333 West Wacker Drive    Chief Executive Officer     and Director
Chicago, IL 60606        and Director
Anthony T. Dean          President and Director      President and Director
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian          Executive Vice President    None
333 West Wacker Drive    and Chief Financial Officer
Chicago, IL 60606
Bruce P. Bedford         Executive Vice President    Executive Vice President
333 West Wacker Drive
Chicago, IL 60606

NAME AND PRINCIPAL                 POSITIONS AND OFFICES POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH UNDERWRITER      WITH REGISTRANT
------------------------------------------------------------------------------
William Adams IV                   Vice President        None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire                  Vice President        None
333 West Wacker Drive
Chicago, IL 60606
Clifton L. Fenton                  Vice President        None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan               Vice President        Vice President
333 West Wacker Drive Chicago, IL
60606
Stephen D. Foy                     Vice President        None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland                 Vice President        None
333 West Wacker Drive
Chicago, Illinois 60606
Michael G. Gaffney                 Vice President        None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis                  Vice President        Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer             Vice President        None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin                    Vice President and    Vice President and
333 West Wacker Drive              Assistant Secretary   Assistant Secretary
Chicago, Illinois 60606
Thomas C. Muntz                    Vice President        None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen                Vice President and    Vice President and
333 West Wacker Drive              Controller            Controller
Chicago, IL 60606

NAME AND PRINCIPAL           POSITIONS AND OFFICES             POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
------------------------------------------------------------------------------------
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President and                Vice President and
333 West Wacker Drive        Treasurer                         Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains Articles of Incorporation, By-Laws, minutes of directors and shareholder meetings, contracts and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Shareholder Services, Inc.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330, maintains all the required records in its capacity as transfer, dividend paying, and shareholder services agent for the Registrant.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) Not applicable.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT CERTIFIES THAT IT MEETS ALL REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THIS CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 21ST DAY OF APRIL, 1998.

                                         NUVEEN TAX-EXEMPT MONEY MARKET FUND,
                                         INC.

                                               /s/ Gifford R. Zimmerman
                                         --------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

           SIGNATURE                     TITLE                       DATE
           ---------                     -----                       ----
  /s/ O. Walter Renfftlen
-------------------------------
      O. Walter Renfftlen       Vice President and              April 21, 1998
                                 Controller (Principal
                                 Financial and
                                 Accounting Officer)

    Timothy R. Schwertfeger     Chairman of the Board
                                 and Director (Principal
                                 Executive Officer)
        Anthony T. Dean         President and Director
       Robert P. Bremner        Director
       Lawrence H. Brown        Director
     Anne E. Impellizzeri       Director
        Peter R. Sawers         Director
     William J. Schneider       Director
      Judith M. Stockdale       Director

                                                      /s/ Gifford R. Zimmerman
                                                    By_________________________
                                                         Gifford R. Zimmerman
                                                           Attorney-in-Fact

                                                          April 21, 1998

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR JUDITH M. STOCKDALE, HAS BEEN EXECUTED AND IS FILED AS AN EXHIBIT TO THIS REGISTRATION STATEMENT. AN ORIGINAL POWER OF ATTORNEY FOR EACH OF THE OTHER OFFICERS AND DIRECTORS OF THE REGISTRANT HAS BEEN EXECUTED AND IS INCOR-PORATED BY REFERENCE IN THIS REGISTRATION STATEMENT.

                               INDEX TO EXHIBITS

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  4.       Specimen certificate of shares of Capital Stock of
           Registrant.
  5(b).    Renewal, dated May 20, 1997, of Investment Management
           Agreement.
  6(b).    Renewal, dated July 31, 1997, of Distribution Agree-
           ment.
 10.       Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11.       Consent of Independent Public Accountants.
 16.       Schedule of Computation of Yield Figures.
 17.       Financial Data Schedule.
 99(b).    Certified copy of resolution of Board of Directors
           authorizing the signing of the names of directors and
           officers on the Registration Statement pursuant to
           power of attorney.
 99(c).    Original Power of Attorney for Judith M. Stockdale
           authorizing, among others, Gifford R. Zimmerman and
           Larry W. Martin to execute the Registration Statement
           on her behalf as one of the Registrant's Directors.